SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [X]
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [25]

                                     and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                               Amendment No. [28]

                                Ultra Series Fund
                                2000 Heritage Way
                               Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
             (Registrant's Exact Name, Address and Telephone Number)

                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677

                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                Approximate Date of Proposed Public Offering: [ ]

                  --------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ULTRA SERIES FUND




PROSPECTUS                                                            , 2000


                                Money Market Fund
                                    Bond Fund
                                  Balanced Fund
                                High Income Fund
                          Growth and Income Stock Fund
                         Capital Appreciation Stock Fund
                               Mid-Cap Stock Fund
                              Emerging Growth Fund
                            International Stock Fund
                             Global Securities Fund













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                          PAGE
THE FUND

         Expenses...........................................................1
         Money Market Fund..................................................2
         Bond Fund..........................................................4
         Balanced Fund......................................................6
         High Income Fund...................................................8
         Growth and Income Stock Fund......................................10
         Capital Appreciation Stock Fund...................................12
         Mid-Cap Stock Fund................................................14
         Emerging Growth Fund..............................................16
         International Stock Fund..........................................18
         Global Securities Fund............................................20
         Risk vs. Return...................................................22

RISKS ASSOCIATED WITH CERTAIN HIGHER RISK SECURITIES
         Foreign Securities................................................23
         Small Capitalization Stocks.......................................23

THE SHARES
         Offer.............................................................24
         Purchase and Redemption...........................................24
         Dividends.........................................................25
         Pricing of Fund Shares............................................25
         Taxes.............................................................26

MORE ABOUT ULTRA SERIES FUND
         Portfolio Management..............................................26
         Inquiries.........................................................27
         Financial Highlights..............................................28

Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The investment objectives of the funds are "fundamental" meaning they cannot be changed without shareholder approval. These funds may not achieve their objectives.

                                    EXPENSES

This table describes the expenses that you may pay if you buy and hold shares of the fund.

                                SHAREHOLDER FEES

                                      None

                         ANNUAL FUND OPERATING EXPENSES



Fund                                Management     Other     Total Annual
                                                           Operating Expenses


 Money Market                         .45%          .01%        .46%
 Bond                                 .55%          .01%        .56%
 Balanced                             .70%          .01%        .71%
 High Income
 Growth and Income Stock              .60%          .01%        .61%
 Capital Appreciation Stock           .80%          .01%        .81%
 Mid-Cap Stock                        1.00%         .01%       1.01%
 Emerging Growth
 International Stock
 Global Securities


Annual fund operating expenses are paid out of fund assets and are reflected in the share price.

Management fees are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.

Other expenses are trustees' fees, auditors' fees, interest on borrowings, any taxes and extraordinary expenses.

EXAMPLES

The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples are based on a $10,000 initial investment in each fund over the various time periods indicated. The examples assume: (1) 5% annual return and (2) redemption at the end of each period.

Fund                            1 year       3 years       5 years      10 years


Money Market                    $ 47          $ 148         $ 258       $   579
Bond                              57            179           313           701
Balanced                          73            227           395           883
High Income
Growth and Income Stock           62            195           340           762
Capital Appreciation Stock        83            259           450         1,002
Mid-Cap Stock                    103            322           558         1,236
Emerging Growth
International Stock
Global Securities


You should not consider the examples above as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                MONEY MARKET FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    require stability of principal

o are seeking a mutual fund for the cash portion of an asset allocation program

o    need to "park" your money temporarily or

o    consider  yourself a saver rather than an investor.

You may want to invest fewer of your assets in this fund if you:

o    want federal deposit insurance

o    are seeking an investment that is likely to outpace inflation

o are investing for retirement or other goals that are many years in the future or

o    are investing for growth or maximum current income.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. There is a possibility that the fund's share value could fall below $1.00, which could reduce the value of your account. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing (or resetting their interest rates to market levels) in thirteen months or less from the date of purchase. It includes securities issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the types of permissible issuers and rating categories is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in these securities unless they are backed by a U.S. parent financial institution.

                          MONEY MARKET FUND PERFORMANCE

How has the Money Market Fund performed?

The following chart provides an indication of the risks of investing in the Money Market Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Money Market Fund. Total returns are as follows:

 1990             7.53%             1995             5.21%
 1991             5.36%             1996             4.72%
 1992             3.05%             1997             5.01%
 1993             2.86%             1998             5.00%
 1994             3.34%             1999             4.69%

                        Best Calendar Quarter: 2Q90 1.92%
                       Worst Calendar Quarter: 2Q93 0.60%

Please remember that past performance is no guarantee of the results the Money Market Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Money Market Fund compare to general money market returns?

The following table compares the performance of the Money Market Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market. Returns shown for the Money Market Fund are after the deduction of fund management and operating expenses. The Treasury Bill returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 1999)

                                     One Year      Five Year      Ten Year


Money Market Fund                    4.69%         4.93%          4.67%
90-day U.S. Treasury Bill            4.73%         5.19%          5.04%

                                    BOND FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    seek an investment based on a regular stream of income

o seek higher potential returns than money market funds and are willing to accept moderate risk of volatility

o    want to diversify your investments

o    seek a mutual fund for the income portion of an asset allocation program or

o    are retired or nearing retirement.

You may want to invest  fewer of your  assets in this fund if you:

o    invest for maximum  return over a long time  horizon or

o    need  absolute  stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to interest rate risk, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to credit risk, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, reducing the return in either case.

To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. The CIMCO management team utilizes an approach that involves frequent trading of the securities in the portfolio. Under normal circumstances, the fund invests at least 80% of its assets in:

o Corporate debt securities: securities issued by domestic and foreign corporations;

o U.S. government debt securities: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

o Foreign government debt securities: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars.

To the extent permitted by law and available in the market, the fund may also invest in asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions.

                              BOND FUND PERFORMANCE

How has the Bond Fund performed?

The following chart provides an indication of the risks of investing in the Bond Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Bond Fund. Total returns are as follows:

     1990            7.41%              1995            16.37%
     1991           14.70%              1996             2.86%
     1992            6.47%              1997             7.45%
     1993            8.87%              1998             6.18%
     1994           -3.06%              1999             0.73%

                        Best Calendar Quarter: 2Q95 5.30%
                       Worst Calendar Quarter: 1Q94 -2.50%

Please remember that past performance is no guarantee of the results the Bond Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Bond Fund compare to the bond market?

The following table compares the performance of the Bond Fund with the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index which is one measure of the performance of the relevant market. Returns shown for the Bond Fund are after the deduction of fund management and operating expenses. The Lehman Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

Bond Fund                            0.73%         6.59%          6.66%
Lehman Index                         0.39%         7.10%          7.26%

                                  BALANCED FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest  more of your  assets in this fund if you:

o    are looking for a more conservative option to a growth-oriented fund

o    want a well-diversified and relatively stable investment allocation

o    need a core investment

o seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income) or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o want your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

The risks of this fund are similar to the risks described for the Bond, Money Market, Growth and Income Stock and Capital Appreciation Stock Funds because it invests in the same types of securities. As with any fund that invests in stocks and bonds, the fund is subject to market and interest rate risks, the risks that the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates.

Generally, if interest rates rise, the market value of income bearing securities (including bonds) will decline. There is also the risk that the issuer will not pay its debts. If payments on an income bearing security are not paid when due, it may cause the net asset value of the fund to go down.

Because different stocks and bonds move in and out of favor depending on market conditions, investor sentiment and a myriad of other issues, the fund may sometimes outperform funds with a different investment objective and sometimes underperform them. Loss of money is a risk of investing in this fund.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 60% to 40% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. The Balanced Fund will invest primarily in the same types of equity securities in which the Capital Appreciation Stock and Growth and Income Stock Funds invest, the same types of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Money Market Fund invests.

The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their values.

                            BALANCED FUND PERFORMANCE

How has the Balanced Fund performed?

The following chart provides an indication of the risks of investing in the Balanced Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Balanced Fund. Total returns are as follows:

     1990            3.75%              1995            22.27%
     1991           18.53%              1996            10.79%
     1992            6.85%              1997            16.87%
     1993           10.47%              1998            13.40%
     1994           -0.46%              1999            14.49%

                       Best Calendar Quarter: 4Q98 11.43%
                       Worst Calendar Quarter: 3Q90 -5.69%

Please remember that past performance is no guarantee of the results the Balanced Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Balanced Fund compare to the balanced market?

The following table compares the performance of the Balanced Fund with the performance of the Synthetic Index* and each of the components of the Synthetic Index, which is one measure of the performance of the relevant market. Returns shown for the Balanced Fund are after the deduction of fund management and operating expenses. The Synthetic Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

Balanced Fund                        14.49%        15.50%         11.50%
Synthetic Index*                     10.14%        16.27%         11.95%
S&P 500 Stock Index                  21.04%        28.55%         18.20%
Lehman Index                          0.39%         7.10%          7.26%
90-day U.S. Treasury Bills            4.73%         5.19%          5.04%

*The synthetic index is a composition of the S&P 500 (Capitalization weighted) Stock Index (45%), the Lehman Brothers Intermediate Government/Corporate Bond Index (40%), and 90-day U.S. Treasury Bills (15%).

                                HIGH INCOME FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The High Income Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The fund also seeks capital appreciation, but only when consistent with its primary goal.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

o    want to diversify your investments or

o    are retired or nearing retirement.

You may  want to  invest  fewer of your  assets  in this  fund if you:

o    desire relative stability of your principal or

o    are investing for maximum return over a long time horizon.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

This fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may also invest in mortgage-backed securities that are subject to prepayment/extension risks described in the Bond Fund Principal Risks.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

How does this fund pursue its objective?

Up to 25% of its assets may be invested in the securities of issuers in any one industry.

The fund may also invest up to 50% of its assets in high-yielding foreign securities, including emerging market securities.

*Note: The High Income Fund is a new fund that does not have historical investment performance. When it does, its performance will be shown along with the performance of the Lehman Brothers High Yield Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

                          Average Annual Total Returns
                            (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

Lehman Brothers High Yield Index

                          GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Growth and Income Stock Fund seeks long-term capital growth, with income as a secondary consideration.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are looking for a stock fund that has both growth and income components

o    are looking for a more conservative option to a growth-oriented fund

o    need a core investment

o seek above-average long-term total return through a combination of capital gains and ordinary income or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o desire your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

Any fund that invests in stocks and seeks income is subject to market and interest rate risks, meaning the value of your investment will fluctuate when the stock market and interest rates move. Loss of money is a risk of investing in this fund.

In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Growth and Income Fund will focus on stocks of larger companies with financial and market strengths and a long-term record of financial performance. Under normal market conditions, the fund will maintain at least 80% of its assets in these stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach, which generally means that the managers seek to invest in stocks at prices below their estimated value based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their values are not realized by the market.

The fund will typically invest in securities representing every sector of the S&P 500 in about (+/-50%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                    GROWTH AND INCOME STOCK FUND PERFORMANCE

How has the Growth and Income Stock Fund performed?

The following chart provides an indication of the risks of investing in the Growth and Income Stock Fund by showing the changes in the portfolio performance of the Fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Growth and Income Stock Fund. Total returns are as follows:

     1990           -1.98%              1995            31.75%
     1991           25.66%              1996            22.02%
     1992            7.66%              1997            31.42%
     1993           13.77%              1998            17.92%
     1994            1.42%              1999            17.95%

                       Best Calendar Quarter: 4Q98 17.82%
                      Worst Calendar Quarter: 3Q90 -13.69%

Please remember that past performance is no guarantee of the results the Growth and Income Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Growth and Income Stock Fund compare to the growth and income market?

The following table compares the performance of the Growth & Income Stock Fund with the performance of the Russell 1000 Index and the S&P 500, which are measures of the performance of the relevant market. Returns shown for the Growth and Income Stock Fund are after the deduction of fund management and operating expenses. The Russell 1000 Index and S&P 500 Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

Growth & Income Fund                 17.95%        24.06%         16.22%
S&P 500 Stock Index                  21.04%        28.55%         18.20%
    (Capitalization-weighted)
S&P 500 Stock Index                  19.53%        21.33%         13.37%
     (Equal-weighted)*
Russell 1000 Index                   20.91%        28.05%         18.13%

*The source of the S&P 500 Stock Index (Equal-weighted) data is Birinyi Associates, Inc.

                         CAPITAL APPRECIATION STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Capital Appreciation Stock Fund seeks long-term capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gains or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of a security may move up and down due to factors not directly related to the issuer. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.

In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks of adverse changes in the rate of currency exchange and associated unstable political situations. A further discussion of the principal risks associated with foreign securities is contained in the foreign securities section and SAI.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Capital Appreciation Stock Fund invests primarily in common stocks of companies of various sizes, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their values based on analysis by the fund's investment adviser of the issuing companies and their prospects. This is referred to as a "value" approach which is further described on the Growth and Income Stock Fund page. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed companies and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund will typically invest in securities representing every sector of the S&P 400 in about (+/-100%) the same weightings as such sector has in the S&P
400. For example, if technology companies represent 10% of the S&P 400, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value, or other stocks appear more attractively priced relative to their values.

                   CAPITAL APPRECIATION STOCK FUND PERFORMANCE

How has the Capital Appreciation Stock Fund performed?

The following chart provides an indication of the risks of investing in the Capital Appreciation Stock Fund by showing the changes in the portfolio performance of the Fund from year to year since inception. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the Capital Appreciation Stock Fund since inception. Total returns are as follows:

                              1994       5.44%
                              1995      30.75%
                              1996      21.44%
                              1997      31.57%
                              1998      20.90%
                              1999      25.19%

                       Best Calendar Quarter: 4Q98 20.84%
                      Worst Calendar Quarter: 3Q98 -12.04%

Please remember that past performance is no guarantee of the results the Capital Appreciation Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Capital Appreciation Stock Fund compare to the capital appreciation market?

The following table compares the performance of the Capital Appreciation Stock Fund with the performance of the Russell 3000 Index and S&P 1500 SuperComposite Stock Index, which are measures of the performance of the relevant market. The S&P 1500 SuperComposite is a new benchmark for the Fund. We intend to include the S&P 1500 SuperComposite, and not the S&P 400, going forward because the Adviser believes the S&P 1500 SuperComposite more accurately reflects the securities held in the Fund's portfolio of investments. Returns shown for the Capital Appreciation Stock Fund are after the deduction of fund management and operating expenses. The Russell 3000 Index, S&P 1500 SuperComposite, and S&P Midcap 400 Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 1999)


                                     One Year      Five Year      Ten Year
Capital Appreciation Fund            25.19%        25.89%           N/A
Russell 3000 Index                   20.90%        26.94%         17.68%
S&P 1500 SuperComposite Index        20.25%        25.62%         20.20%*


*Prior to 1995, the S&P Midcap 400 Index was utilized.

                               MID-CAP STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Mid-Cap Stock Fund seeks long-term capital appreciation by investing in midsize and small companies.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are seeking exposure to smaller companies as part of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund. Securities issued by smaller companies may be less liquid than securities issued by larger, more established companies. In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks of changes in the rate of currency exchange and varying political situations. The principal risks of foreign securities and small company stocks are described later in this prospectus and in the SAI.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Mid-Cap Stock Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the fund will not automatically sell a stock just because the company's market capitalization has grown beyond the $10 billion upper limit and such position may be increased through additional purchases.

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you: o are investing with a shorter investment time horizon in mind o are seeking an investment based on income rather than capital gain or o are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL  INVESTMENT  STRATEGIES  (Continued)
How does  this fund  pursue  its objective?

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to both the Growth and Income Stock and Capital Appreciation Stock Funds, the Mid-Cap Stock Fund includes more smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund typically invests in securities representing every sector of the S&P 400 Midcap Index in about (+/-100%) the same weightings as such sector has in the S&P 400 Midcap Index. For example, if technology companies represent 10% of the S&P 400 Midcap Index, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

Note: The Mid-Cap Stock Fund does not have a calendar year of investment performance, so there is not a bar chart showing the fund returns from year to year. Once the Fund has at least one calendar year of performance it will be shown along with the performance of the S&P 400 Midcap Index and the Russell Midcap Index, which we use to measure the performance of the relevant market. The following table shows the historical performance of these indexes.

                          Average Annual Total Returns
                            (As of December 31, 1999)

                                     One Year      Three Year
S&P 400 Midcap Index                 13.58%*       21.78%
Russell Midcap Index                 18.23%*       21.86%

*The time period is May 1, 1999 to December 31, 1999.

                              EMERGING GROWTH FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Emerging Growth Fund seeks long-term capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a very long investment time horizon

o are willing to accept significantly greater riskhigher on-g oing short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are seeking exposure to smaller companies as part of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gain or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of fast-growing companies, including those of smaller capitalization companies, it will typically experience greater volatility over time than the Capital Appreciation Fund.
Securities of smaller capitalization companies experience greater price volatility than securities of larger capitalization companies because growth prospects for smaller companies are less certain and the market for such securities is smaller. Securities of smaller capitalization companies are often thinly traded and holders may have to sell such securities at a discount from current market prices or in small lots over an extended period of time. In addition, such securities are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of smaller capitalization companies are often greater than those of more widely traded securities and securities of smaller capitalization companies are often difficult to value.

Many emerging growth companies do not have established financial histories; often having limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks associated with changes in the rate of currency exchange and unstable political situations. A further discussion of the principal risks associated with foreign securities is contained in the International Stock Fund page.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Emerging Growth Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. The funds seeks securities of emerging growth companies, which are companies that are either:

o major enterprises whose rates of earnings growth are anticipated to accelerate because of changes such as new management, new products, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o relatively small or early in their life cycle, but have the potential to become much larger enterprises.

How does this fund pursue its objective?

Emerging growth companies that the fund seeks may be of any size if they have products, proprietary technologies, management, or market opportunities that can support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. Nonetheless, most such companies are small and have securities with smaller market capitalization.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25 % of its assets in foreign securities.

*Note: The Emerging Growth Fund is a new fund that does not have historical investment performance. When it does, its performance will be shown along with the performance of the S&P 500 Large Cap Index and the Russell 2000 Index, which are measures of the performance of the relevant market. The following table shows the historical performance of these indexes.

                          Average Annual Total Returns
                            (As of December 31, 1999)

                                     One Year      Five Year      Ten Year
S&P 500 Index                        21.04%        28.55%         18.20%
Russell 2000 Index                   21.26%        16.45%         13.28%

                            INTERNATIONAL STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The International  Stock Fund seeks long-term capital  appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to investments in securities markets that can be less accessible to individual investors in the U.S.

o are willing to accept high risk in pursuit of to achieve higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking an investment based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the adviser will cause the fund to underperform other funds having a similar objective.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national products, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.

How does this fund pursue its objective?

Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European depository receipts ("EDRs") and Global depository receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund always holds securities of issuers located in at least three countries other than the U.S.

Approximately   two-thirds  (66.67%)  of  the  fund's  assets  are  invested  in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are those generally representative of the securities comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Index.

Currently, the fund's remaining assets are invested in small capitalization stocks and stocks principally traded in emerging markets or of issuers located in or having substantial business operations in emerging economies. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. In selecting both small capitalization stocks and emerging market stocks, the subadviser seeks securities that are undervalued in the markets in which the securities principally trade based on its analysis of the issuer's future prospects. Such an analysis includes both quantitative (screening for specific financial characteristics) and qualitative (evaluation of the management capabilities and business prospects of the issuer) elements.

*Note: The International Stock Fund is a new fund that does not have historical investment performance. When it does, its performance will be shown along with the performance of the MSCI EAFE Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

                          Average Annual Total Returns
                            (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

MSCI EAFE

                             GLOBAL SECURITIES FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Global  Securities Fund seeks capital  appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to markets that can be less accessible to individual investors in the U.S.

o are willing to accept high risk in pursuit ofto achieve higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking investments based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the advisor will cause the fund to underperform other funds having a similar objective.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national products, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuationsexternal influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.

To the extent the fund invests in U.S. common stocks, it is subject to the risks described in fund pages for the Growth and Income, Capital Appreciation and Emerging Growth Funds.

How does  this fund  pursue  its objective?

The Fund invests mainly in foreign equity securities and equity securities of companies in the U.S. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund normally will invest in at least three countries (one of which may be the United States). The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

In selecting securities for the Fund, the adviser looks primarily for foreign and U.S. companies with high growth potential. The adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The adviser  considers  overall and  relative  economic  conditions  in U.S. and
foreign  markets,  and  seeks  broad  portfolio   diversification  in  different
countries to help moderate the special risks of foreign investing.

*Note: The Global Securities Fund is a new fund that does not have historical investment performance. When it does, its performance will be shown along with the performance of the MSCI World Index, which is a measure of the performance of the relevant market. The following table shows the historical performance of this index.

                          Average Annual Total Returns
                            (As of December 31, 1999)

                                     One Year      Five Year      Ten Year

MSCI World Index

                                 RISK VS. RETURN

The risk/return curve below demonstrates that, in general for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gain also increases. "Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gain" means the expected average annual total return over a relatively long time period, such as 20 years.

GRAPHIC: This graphic shows where each of the funds in the Ultra Series Fund, in addition to other types of investments, fall on a curve that depicts the risk taken for the gain potential. The x-axis is labelled "Long Term Potential for Gains"; the y-axis is labelled "Short Term Risk (Volatility of Returns)."

This curve is not intended to indicate future volatility or performance. It is merely intended to demonstrate the relationship between the ongoing short-term risk and the long-term potential for gain of each portfolio of the Ultra Series Fund relative to other funds and types of investments.

Although each fund expects to pursue its investment objective using its principal investment strategies regardless of market conditions, each fund may invest up to 100% of its assets in money market securities as a defensive tactic in abnormal market conditions.

The preceding fund pages provide descriptions of the general investment strategies and what we believe to be the principal risks of each of the funds. The fund pages do not contain an exhaustive description of all the risks and investment strategies of the funds. Please read each of the fund pages to gain a basic understanding of the funds. For a more detailed description, including non-principal risks, investment strategies, and investment restrictions, please consult the Statement of Additional Information. Also, if there are terms or concepts you do not fully understand, please consult the SAI, other reference material or your registered representative before investing.

              RISKS ASSOCIATED WITH CERTAIN HIGHER RISK SECURITIES

                               FOREIGN SECURITIES

As indicated in the earlier pages, several of the funds may invest in foreign equity and debt securities. Foreign securities are securities that are issued by companies organized outside the U.S. or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher  trading  and  custody  charges   compared  to  securities  of  U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o    Less stringent securities regulations than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.


Some of the investments will be stocks or bonds of relatively large issuers located or operating in developed countries. Such securities are those generally representative of the companies comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Stock Index.

                           SMALL CAPITALIZATION STOCKS

Certain funds may also invest in small capitalization stocks and stocks or bonds principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The downside of investing in smaller companies is that such investments entail a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their securities prices may fluctuate more over the short-term, but they have more potential to grow. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

                                   THE SHARES

                                      OFFER

Currently, each series of shares is divided into two classes - Class C and Class
Z. Class C and Class Z are identical except that Class C shares bear a distribution fee pursuant to a distribution plan, adopted in accordance with Rule 12b-1 under the Act. Both Classes are sold in a continuous offering. This prospectus offers the Class Z shares.

The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group and to qualified pension and retirement plans of CUNA Mutual Group.

The Ultra Series Fund offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The fund does not offer its shares directly to the general public.

Investments in the Ultra Series Fund by separate accounts of insurance companies are made through either variable annuity or variable life insurance contracts, together commonly known as variable contracts. Each separate account contains a subaccount that corresponds to a portfolio in the Ultra Series Fund.

         Ultra Series Fund                 Separate Account


         Money Market Fund                 Money Market Subaccount
         Bond Fund                         Bond Subaccount
         Balanced Fund                     Balanced Subaccount
         High Income Fund                  High Income Subaccount
         Growth and Income Stock Fund      Growth and Income Stock Subaccount
         Capital Appreciation Stock Fund   Capital Appreciation Stock Subaccount
         Mid-Cap Stock Fund                Mid-Cap Stock Subaccount
         Emerging Growth Fund              Emerging Growth Subaccount
         International Stock Fund          International Stock Subaccount
         Global Securities Fund            Global Securities Subaccount


                             PURCHASE AND REDEMPTION

On each day that a Fund's net asset value is calculated, the Ultra Series Fund processes any orders to purchase or redeem shares. Purchase and redemption orders are processed at each fund's net asset value calculated on the day the order is received, although orders may be executed the next morning. Shares are purchased and redeemed at net asset value without the deduction of sales or redemption charges.


For a more detailed description of the procedures for allocating interest in a separate account to a portfolio of the Ultra Series Fund, owners of individual variable contracts should refer to the separate prospectus for their contracts; and participants in qualified pension or retirement plans should refer to their plan documents.

                                    DIVIDENDS

Dividends of the various funds in the Ultra Series Fund are distributed to separate accounts for variable contracts and qualified pension or retirement plans and automatically reinvested in Ultra Series Fund shares.

Dividends from the Money Market Fund are declared daily and reinvested monthly in full and fractional shares of the Money Market Fund.


Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, High Income, International Stock and Global Securities Funds will be declared and reinvested quarterly in full and fractional shares. Dividends of capital gains from these funds will be declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.


                             PRICING OF FUND SHARES

The funds' shares are sold and redeemed at the shares' net asset value without sales or redemption charges. Net asset value is computed by adding the total current values of each fund's assets, subtracting all liabilities and dividing by the number of outstanding shares. On each day that net asset value is calculated, the calculation occurs at the earlier of 3:00 p.m. Central Standard Time or the close of regular trading on the New York Stock Exchange.

Net asset values are calculated on any day the New York Stock Exchange is open for business.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares.

The funds' shares will be purchased and redeemed at their net asset value. Generally, the assets of each fund are valued using market quotations and independent pricing services. If these are not available, the value of the assets of the funds will be based on their "fair value" as determined in accordance with procedures adopted by the Board of Trustees. The assets of the Money Market Fund and other short-term investments having maturities of 60 days or less will be valued at amortized cost. More information about the calculation of net asset value is in the SAI.

                                      TAXES

For federal income tax purposes, each Fund will be treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the Funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a Fund are not subject to federal income tax on Fund distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the prospectus for such contract.

For more information about the tax status of the Funds, see "Taxes" in the SAI.

                          MORE ABOUT ULTRA SERIES FUND

                              PORTFOLIO MANAGEMENT

The investment adviser for the Ultra Series Fund is:

                                   CIMCO Inc.
                             5910 Mineral Point Road
                             Madison, WI 53701-0391

CIMCO was established on July 6, 1982. It provides investment management of the investment portfolios of CUNA Mutual Group, its "permanent affiliate" CUNA Mutual Life Insurance Company, their subsidiaries and affiliates, and MEMBERS Mutual Funds. CIMCO has over $8 billion of assets under management.


CIMCO employs a team approach in the management of investments of all the funds. The Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock Mid-Cap Stock are each managed by teams of portfolio managers employed by CIMCO.

CIMCO manages the assets of the High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Funds (and may in the future manage other funds) using a "manager of managers" approach under which CIMCO may manage some or all of the fund's assets and may allocate some or all of the fund's assets among one or more "specialist" subadvisers. CIMCO monitors the performance of each subadviser to the extent that it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers, or recommends to the Ultra Series Fund board that a fund employ or terminate particular subadvisers.


CIMCO selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and CIMCO does not expect frequent changes in subadvisers.

CIMCO received an order of the Commission that permits the Ultra Series Fund board to employ particular subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an "information statement" within 90 days of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.

CIMCO has engaged Wellington Management Company, llp ("Wellington Management"), 75 State Street, Boston, Massachusetts, 02109 as sub-adviser for the small-cap portion of the assets within Mid-Cap Stock Fund. Wellington Management became the sub-adviser on May 1, 2000. Wellington Management is a limited liability partnership which traces its origins to 1928. Wellington Management provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $235 billion in assets under management as of December 31, 1999.

Stephen T. O'Brien, CFA is the Portfolio Manager from Wellington Management primarily responsible for the Mid-Cap Stock Fund. Mr. O'Brien joined Wellington Management in 1983 and has over 28 year of investment experience.


CIMCO has engaged Massachusetts Financial Services (MFS), 500 Boylston Street, Boston, Massachusetts 02116-3741 as sub-adviser for the Emerging Growth and High Income Funds. MFS became the sub-adviser on _____, 2000. MFS is a _____ company which traces its origins to ____. MFS provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions  and had  over  $___  billion  in  assets  under  management  as of
_______________.

CIMCO has engaged Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10020 as sub-adviser for the International Stock Fund. Lazard became the sub-adviser on _____, 2000. Lazard is a _____ company which traces its origins to ____. Lazard provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $___ billion in assets under management as of
_______________.

CIMCO has engaged Oppenheimer Funds, Inc., Two World Trade Center, 34th Floor, New York, New York 10048-0203 as sub-adviser for the Global Securities Fund. Oppenheimer became the sub-adviser on _____, 2000. Oppenheimer is a _____ company which traces its origins to ____. Oppenheimer provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $___ billion in assets under management as of _______________.


In addition to providing portfolio management services, CIMCO also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting, and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

As payment for its services as the investment adviser, CIMCO receives a management fee based upon the assets of each fund. The management fee paid to CIMCO is computed and accrued daily and paid monthly, as indicated in the Expenses section.

                                    INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact:

                          CUNA Brokerage Services, Inc.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500
                                 (319) 352-4090

                              FINANCIAL HIGHLIGHTS

The Financial Highlights tables will be filed by post-effective amendment.

The following documents contain more information about the funds and are available free upon request:

Statement  of  Additional   Information  (SAI).  The  SAI  contains   additional
information about all aspects of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents, ask questions about your account, or request further information about the funds either by contacting your broker or by contacting the funds at:

                                Ultra Series Fund
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500

Public Information. You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

The Funds are available to the public only through the purchase of:

(1) Class Z Shares by certain individual variable life insurance contracts or variable annuity contracts;

(2) Class Z Shares by certain group variable annuity contracts for qualified pension and retirement plans; or

(3)  Class C Shares directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.


                                            Investment Company File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 HERITAGE WAY
                               WAVERLY, IOWA 50677
                                 (319) 352-4090


This is not a prospectus. This statement of additional information should be read in conjunction with the Ultra Series Fund prospectus dated September ___, 2000 which is incorporated by reference.


The prospectus contains information that an investor should know before investing. For a copy of the most recent prospectus, call or write CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (319) 352-4090, (800) 798-5500.


                               SEPTEMBER ___, 2000

TABLE OF CONTENTS                                                          PAGE

General Information...........................................................1


Investment Practices..........................................................1
         Lending Portfolio Securities.........................................1
         Restricted Securities................................................2
         Foreign Transactions.................................................2
         Put and Call Options.................................................9
         Financial Futures and Related Options...............................10
         Stock Index Futures and Related Options.............................11
         Bond Fund Practices.................................................12
         Lower-Rated Corporate Debt Securities...............................13
         Other Debt Securities...............................................14
         Foreign Government Securities.......................................15
         Convertible Securities..............................................16
         Repurchase Agreements...............................................16
         Reverse Repurchase Agreements.......................................17
         U.S. Government Securities..........................................17
         Mortgage-Backed and Asset-Backed Securities.........................18
         Forward Commitment and When-Issued Securities.......................22

Investment Limitations.......................................................22

Portfolio Turnover...........................................................24

Management of the Fund.......................................................25
         Officers and Trustees...............................................25
         Trustees Compensation...............................................27
         Substantial Shareholders............................................27
         Beneficial Owners...................................................27
         Code of Ethics......................................................27

The Investment Adviser.......................................................28

Management Agreements with Subadvisers.......................................29
         The Subadviser for the High Income Fund.............................30
         The Subadviser for the Mid-Cap Stock Fund...........................30
         The Subadviser for the Emerging Growth Fund.........................30
         The Subadviser for the International Stock Fund.....................30
         The Subadviser for the Global Securities Fund.......................30

Expenses of the Fund.........................................................31

Distribution Plan and Agreement..............................................31

Transfer Agent...............................................................32

Custodian....................................................................32

Independent Accountants......................................................32

Brokerage....................................................................33

How Securities Are Offered...................................................34
         Shares Of Beneficial Interest.......................................34
         Limitation of Trustee and Officer Liability.........................35
         Limitation of Interseries Liability.................................35

Net Asset Value of Shares....................................................36
         Money Market Fund...................................................36
         Bond, Balanced, High Income, Growth and Income Stock,
          Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth,
          International Stock, and Global Securities Funds...................37

Dividends, Distributions and Taxes...........................................38
         Options and Futures Transactions....................................39
         Straddles...........................................................40
         Distributor.........................................................41

Calculation of Yields and Total Returns......................................41
         Money Market Fund Yields............................................43
         Other Fund Yields...................................................43
         Average Annual Total Returns........................................44
         Other Total Returns.................................................45

Financial Statements.........................................................45

                               GENERAL INFORMATION


The Ultra Series Fund is an investment company consisting of ten separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective. Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The ten Funds are Money Market, Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts's law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.


                              INVESTMENT PRACTICES


The Ultra Series Fund is a diversified open-end management investment company consisting of ten investment portfolios or funds, each with its own investment objective and policies. The Ultra Series Fund Prospectus describes the investment objective and policies of each of the ten Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in options, financial futures, stock index futures and related options. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds (as described below), no Fund has a current intention of employing these practices in the foreseeable future.


If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high-grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or securities as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser or SubAdviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser or SubAdviser, the consideration to be earned from such loans would justify the risk.

Restricted Securities


Each Fund, except the Money Market, High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, may invest up to 10% of its net assets in restricted securities. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest up to 15% of the Fund's net assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.

Foreign Transactions

Foreign Securities. All Funds may invest in foreign securities. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, no Fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the Growth and Income Stock, and Capital Appreciation Stock Funds may invest up to 25% of assets, and the Balanced Fund may invest up to 15% of assets in American Depository Receipts and foreign securities. The High Income, Mid-Cap Stock, and Emerging Growth, may invest up to 25% of the Fund's total assets in foreign securities and has no limitations on ADRs.

The International Stock and Global Securities Funds may invest up to 100% of the Fund's total assets in foreign securities.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign current ("non-dollar securities").

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each of the funds may invest in ADRs, and each of the funds other than the Money Market Fund may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets. The High Income, International Stock and Global Securities Funds may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund's investments in those countries and the available to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the High Income, International Stock and Global Securities Funds' investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and these funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

A fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, CIMCO or its affiliates, a subadviser and its affiliates, and each person's respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.

Foreign Currency Transactions Generally. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the High Income, Emerging Growth, International Stock and Global Securities Funds may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.

An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The High Income, Emerging Growth, International Stock and Global Securities Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these two funds may invest in securities quoted or denominated in other currency "baskets."

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund's NAV to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund's total assets, adjusted to reflect the fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund's Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The funds will incur costs in connection with conversions between various currencies.

Forward Foreign Currency Exchange Contracts. The High Income, International Stock and Global Securities Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. In addition, these two funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund's Investment Adviser determines that there is a pattern of correlation between the two currencies.

These three funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund's Investment Adviser.

Options on Foreign Currencies. The High Income, International Stock and Global Securities Funds may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund's Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Stock Index Futures and Related Options" above for a discussion of the liquidity risks associated with options transactions.

Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to see the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The High Income Fund, International Stock and Global Securities Fund may each purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the fund.

The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Interest Rate Swaps, Currency Swaps and Interest Rate Caps, Floors and Collars. The High Income, International Stock and Global Securities Fund may each enter into interest rate and currency swaps for hedging purposes and to seek to increase total return. The High Income Fund may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The High Income Fund typically uses interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the High Income Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by the funds with another party of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, these three funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.

The High Income Fund only enters into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund's obligations over its entitlements with respect to swap transactions. Neither fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund's Investment Adviser.

The use of interest rate and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the fund's Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the High Income Fund, International Stock or Global Securities Fund would be less favorable than it would have been if this investment technique were not used.

Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, neither fund's Investment Adviser believe that swaps constitute senior securities as defined in the Act and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. An amount of cash or liquid, high grade debt securities having an aggregate net asset value at least equal to the entire amount of the payment stream payable by the fund will be maintained in a sewed account by the fund's custodian. A fund will not enter into any interest rate swap (including caps, floors and collars) or currency swap unless the credit quality of the unsecured senior debt or the claim paying ability of the other party thereto is considered to be investment grade by the fund's Investment Adviser. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the Commission takes the position that currency swaps are illiquid investments subject to these funds' 15% limitation on such investments.


Put and Call Options

All Funds, except the Money Market Fund, may engage in the purchase, sale and covered writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.

Financial Futures and Related Options


The Balanced and Bond Funds may engage in transactions in financial futures contracts or related options, but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.


Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options


The Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.


Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices


The Bond, High Income and Balanced Funds (collectively, the "Bond Funds") invest a significant portion of their assets in debt securities. As stated in the prospectus, the Bond Fund and Balanced Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the prospectus, management will retain that instrument only if management believes it is in the best interest of the fund. Management does not currently intend to invest more than ten percent (10%) of the total assets of either the Bond Fund or Balanced Fund in corporate debt securities which are not in the four highest ratings by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") ("non-investment grade" or "junk" securities), but, on occasion, each fund may do so. The High Income Fund may invest all of its assets in non-investment grade securities.

All three Bond Funds may also invest in debt options, interest rate future contracts, and options on interest rate futures contracts, and may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The Bond Fund and Balanced Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade. The High Income Fund may invest in any non-U.S. futures and options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no Bond Fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.


Lower-Rated Corporate Debt Securities

As described in the prospectus, each fund, other than the Money Market Fund, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's net asset value to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities do. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's net asset value.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers, increasing the risks of loss of income and principal versus higher-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.


Other Debt Securities

Custody Receipts. All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Zero Coupon, Deferred Interest, Pay-in-Kind and Capital Appreciation Bonds. The High Income Fund may invest in zero coupon bonds as well as in deferred interest, pay-in-kind and capital appreciation bonds. Zero coupon, deferred interest, pay-in-kind and capital appreciation bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until matured.

Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the High Income Fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on their investment. In addition, the fund's investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's terms to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations.

Structured Securities. The High Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.


Foreign Government Securities

All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn the fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities


The Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the funds may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.


Repurchase Agreements

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks or credit unions which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the institutions involved.

U.S. Government Securities

All of the  funds may  purchase  U.S.  Government  Securities.  U.S.  Government
Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

All of the funds may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities


The Money Market, Bond, Balanced and High Income Funds may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in fixed or variable rate asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the Trust, or other credit enhancements may be present.


Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.


Other Securities Related to Mortgages

Mortgage Pass-Through Securities. The Bond, Balanced and High Income Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issue or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-through securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities.

Interests in pools or mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the Government National Mortgage Association ("GNMA"), are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran's Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCS") which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The High Income Fund may also buy mortgage-related securities without insurance or guarantees.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Bond, Balanced and High Income Funds may invest a portion of their assets in collateralized mortgage obligations or "CMOs", which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The Bond, Balanced and High Income Funds may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").

In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranch", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.

The Bond, Balanced and High Income Funds may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped Mortgage-Backed Securities. The High Income Fund may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an "IO" (the right to receive all of the interest) while the other class will receive a "PO" (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the High Income Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

Mortgage Dollar Rolls. The High Income Fund may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.


Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the Funds within the Ultra Series Fund may:


     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Except for the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, a Fund will not make additional investments while it has borrowings outstanding.


     2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.


     4. Purchase or sell commodities, commodity contracts (except financial futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.) The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest in securities related to oil, gas, or other mineral development or exploration programs.


     5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


     6. Invest in securities of a company for the purpose of exercising control or management. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may engage in such activities.


     7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

     8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.

     10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.


     11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest up to fifteen percent (15%) of the value of the Fund's net assets in illiquid assets.


     12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.


     13. Invest in foreign securities (ADRs are not considered foreign securities) in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may invest up to twenty-five percent (25%) of the value of the Fund's total assets in foreign securities.


Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.


The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.



                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not adversely affect Net Asset Value or net investment income.


The Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that high portfolio turnover will be required in the stock funds and stock portion of the Balanced Fund and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate in the stock funds will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). In the Bond Fund and the bond portion of the Balanced Fund, management employs active trading techniques which may result in portfolio turnover rates of 500% or higher. Such active trading increased the funds' transaction costs but is intended to more than compensate for such increased costs by capitalizing on temporary mispricing of securities in the bond market due to imbalances in supply and demand or changing perceptions of an issuer's credit quality or prospects.


                             MANAGEMENT OF THE FUND

Ultra Series Fund is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds.

The board, from time to time, may include individuals who may be deemed to be affiliated persons of CIMCO, the funds' adviser. At all times, however, the majority of board members will not be affiliated with CIMCO or the funds.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act.

Officers and Trustees
Name and Address                   Fund Position(s)           Principal Occupation(s)
                                                               For the Past 5 Years

Michael S.  Daubs*                 President,                 CIMCO Inc.
5910 Mineral Point Road            1983 - Present             President, 1982 - Present
Madison, WI 53705                  Trustee,                   CUNA Mutual Life Insurance Company
Age - 55                           1997 - Present             Chief Investment Officer, 1973 - Present
                                                              CUNA Mutual Insurance Society
                                                              Chief Investment Officer, 1990 - Present

Lawrence R.  Halverson*            Vice President,            CIMCO Inc.
5910 Mineral Point Road            1987 - Present             Senior Vice President, 1996 - Present
Madison, WI  53705                 Secretary,                 Vice President, 1987 - 1996
Age - 53                           1992 - Present             CUNA Brokerage Services, Inc.
                                   Trustee,                   President,  1996 - 1998
                                   1997 - Present


Mary E. Hoffmann*                  Treasurer                  CIMCO Inc.
5910 Mineral Point Road            1999-Present               Product Operations and Finance Manager
Madison, WI 53705                                             1998 - Present
Age - 30
                                                              CUNA Mutual Insurance Society
                                                              Investment Accounting Supervisor
                                                              1996 - 1998

                                                              McGladrey and Pullen, LLP
                                                              (Madison, Wisconsin)
                                                              Financial Auditor
                                                              1993 - 1996

Thomas J. Merfeld*                 Secretary                  CIMCO Inc.
5910 Mineral Point Road            1999 - Present             Senior Vice President
Madison, WI 53705                                             1994 - Present
Age - 43


Robert M.  Buckingham*             Assistant Secretary        CUNA Mutual Life Insurance Company
2000 Heritage Way                  1993-Present               Vice President and Valuation Actuary
Waverly, IA 50677                                             1991-Present
Age - 44


Michael G.  Joneson*               Assistant Secretary        CUNA Mutual Life Insurance Company
2000 Heritage Way                  1992-Present               Vice President - Controller, Treasurer
Waverly, IA 50677                                             1986-Present

Age - 52

Gwendolyn M.  Boeke                Trustee                    Evangelical Lutheran Church in America
2000 Heritage Way                  1988 - Present             Area Representative - Iowa
Waverly, IA  50677                                            1990 - Present
Age - 64

Alfred L.  Disrud                  Trustee                    Planned Giving Services
2000 Heritage Way                  1987 - Present             Owner
Waverly, IA  50677                                            1986 - Present
Age - 78

Thomas C.  Watt                    Trustee                    MidAmerican Energy Company
2000 Heritage Way                  1986 - Present             Manager - Business Initiatives
Waverly, IA  50677                                            1997 - Present
Age - 62
                                                              MidAmerican Energy Company
                                                              District Manager
                                                              1995 - 1997

*An interested person within the meaning of the Act.

Trustee Compensation

                             Aggregate Compensation    Total Compensation from
Name, Position                    from Fund(1)       Fund and Fund Complex(1)(2)

Michael S.  Daubs(3)                 None                      None
Lawrence R.  Halverson(3)            None                      None
Gwendolyn M.  Boeke                  $4,000                    $8,000
Alfred L.  Disrud                    $4,000                    $8,000
Thomas C.  Watt                      $4,000                    $8,000

(1)Amounts for the fiscal year ending December 31, 1999.
(2)"Fund Complex" includes the Ultra Series Fund and MEMBERS Mutual Funds.
(3)Non-compensated interested trustee.

Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. All Trustees and officers of the Ultra Series Fund also serve as trustees or officers of the MEMBERS Mutual
Funds, an open-end management investment company that is managed by the Investment Adviser.

Substantial Shareholders

CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 2000, the separate accounts of the Company and certain qualified plans were the only shareholders of the Ultra Series Fund. Voting rights are described in the Ultra Series Fund Prospectus in the GENERAL INFORMATION, Shareholder Rights section.

Beneficial Owners


As of August 31, 2000, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of March 31, 2000, no one person had a beneficial interest exceeding five percent (5%).


Code of Ethics

The Ultra Series Fund, its adviser CIMCO, Inc., and its principal underwriter, CUNA Brokerage Services, Inc., have adopted codes of ethics pursuant to Rule 17j-1. The codes permit access people to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. The codes, however, establish certain procedures and prohibitions on investments in securities for personal accounts. The codes are on public file with, and are available from, the SEC.

                             THE INVESTMENT ADVISER

The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is CIMCO Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to a Management Agreement effective May 1, 1997, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                              Management Fee Table

         Series                                        Management Fee

         Money Market                                      0.45 %

         Bond                                              0.55 %
         Balanced                                          0.70 %
         High Income                                            %

         Growth & Income Stock                             0.60 %
         Capital Appreciation Stock                        0.80 %
         Mid-Cap Stock                                     1.00 %

         Emerging Growth                                        %
         International Stock                                    %
         Global Securities                                      %


The total fee paid to the Investment Adviser during the years ended December 31 was as follows:

         1997                                              $5,320,543
         1998                                             $12,547,473
         1999                                             $17,105,630

The Investment Adviser or subadviser (as applicable) makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

The Adviser contracts with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Adviser paid $1,268,229, $2,800,753 and $3,827,693 for those services in 1997, 1998 and 1999, respectively.

The Adviser contracts with CUNA Mutual Insurance Society to perform cash management and investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Adviser paid $16,404, $0, and $0 for those services in 1997, 1998 and 1999, respectively.

The Management Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.


The directors and principal officers of the Investment Adviser are as follows:

         Janice C.  Doyle                       Assistant Secretary
         Michael S.  Daubs                      Director and President
         Lawrence R.  Halverson                 Senior Vice President
         Joyce A.  Harris                       Director and Chair
         James C.  Hickman                      Director
         Michael B.  Kitchen                    Director
         Daniel J.  Larson                      Vice President
         Thomas J.  Merfeld                     Vice President and Secretary
         George A.  Nelson                      Director and Vice Chair
         Jeffrey B.  Pantages                   Senior Vice President

CUNA Brokerage Services, Inc., 5910 Mineral Point Road, Madison, WI 53705-4456 is the Trust's principal underwriter.


                     MANAGEMENT AGREEMENTS WITH SUBADVISERS


As described in the prospectus, CIMCO manages the assets of the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds using a "manager of managers" approach under which CIMCO may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser").

Even though Subadvisers have day-to-day responsibility over the management of a portion of the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds, CIMCO retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.

CIMCO may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the High Income, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds.

The Subadviser for the High Income Fund

As of the date of the prospectus, Massachusetts Financial Services Company (MFS) is the only subadviser managing the assets of the High Income Fund. For its services to the fund, MFS receives a management fee from CIMCO, computed and accrued daily and paid monthly, at the following annual rates:


The Subadviser for the Mid-Cap Stock Fund

As of the date of the prospectus, Wellington Management Company llp (Wellington) is the only subadviser managing some of the assets of the Mid-Cap Stock Fund. For its services to the fund, Wellington receives a management fee from CIMCO, computed and accrued daily and paid monthly, at the following annual rates:


The Subadvisers for the Emerging Growth Fund

As of the date of the prospectus, Massachusetts Financial Services Company (MFS) is the only subadviser managing the assets of the Emerging Growth Fund. For its services to the fund, MFS receives a management fee from CIMCO, computed and accrued daily and paid monthly, at the following annual rates:


The Subadvisers for the International Stock Fund

As of the date of the prospectus, the assets of the International Stock Fund are managed by Lazard Asset Management ("Lazard").

For its services to the fund, Lazard receives a management fee from CIMCO, computed and accrued daily and paid monthly, equal on an annual basis to ____% of net assets managed by Lazard.

The Subadvisers for the Global Securities Fund

As of the date of the prospectus, Oppenheimer Funds, Inc. (Oppenheimer) is the only subadviser managing the assets of the Global Securities Fund. For its services to the fund, Oppenheimer receives a management fee from CIMCO, computed and accrued daily and paid monthly, at the following annual rates:




                              EXPENSES OF THE FUND


The Money Market, Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in the Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund. Currently, the Company provides the Funds with administrative, fund accounting, transfer agency and shareholder services. The Adviser pays the Company .15% of the average value of the daily net assets for these services.


Prior to May 1, 1997, expenses which exceeded .65% of the average value of daily net assets of such Fund were being absorbed by the Company pursuant to an Expense Reimbursement Agreement between the Company and the Ultra Series Fund. The Company absorbed $48,308, $0 and $0 for the years ended December 31, 1997, December 31, 1998, and December 31, 1999, respectively.

                         DISTRIBUTION PLAN AND AGREEMENT

The Ultra Series fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares or to service Class C shareholders. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares or to service Class C shareholders. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, the Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.

Activities primarily intended to result in the sale of Class C shares or service Class C shareholders include, among other: (a) compensation to employees of CUNA Brokerage Services, Inc.; (b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Ultra Series Fund may, from time to time, deem advisable. CUNA Brokerage Services, Inc. did not incur any expenses in 1999 relating to the sale of Class C shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan became effective May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.

                                 TRANSFER AGENT

CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677, is the transfer agent and dividend disbursing agent for the Fund. As transfer agent, CUNA Mutual maintains the shareholder records and reports. CIMCO pays CUNA Mutual Life Insurance Company .15% of the average daily net assets for its transfer agency services and other services described in the Fund Expenses section above.

                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the current custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.

                             INDEPENDENT ACCOUNTANTS

The financial statements for the fiscal year ended December 31, 1999 have been included herein and elsewhere in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, independent accountants, and upon the authority of said firm as experts in accounting and auditing. The financial statements for fiscal years ended December 31, 1998 and prior have been audited by KPMG LLP.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.


Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund, or the Investment Adviser or Sub-Adviser ("Advisers" for purposes of this section), is considered to be in addition to and not in lieu of services required to be performed by the Advisers under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Advisers in connection with other clients of the Advisers. Conversely, research received from placement of brokerage for other accounts may be used by the Advisers in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Advisers, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Advisers' other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1997, Capital Appreciation Stock Fund paid $186,338, Growth and Income Stock Fund paid $352,096 and Balanced Fund paid $92,415 in brokerage fees. There were no brokerage fees paid by Bond or Money Market Funds in 1997. For the year ended December 31, 1998, Capital Appreciation Stock Fund paid $358,785, Growth and Income Stock Fund paid $372,675, and Balanced Fund paid $117,875 in brokerage fees. There were no brokerage fees paid by Bond or Money Market Funds in 1998. For the year ended December 31, 1999, Capital Appreciation Stock Fund paid $563,777, Growth and Income Stock Fund paid $497,353, Balanced Fund paid $131,328, and the Mid-Cap Stock Fund paid $67,763 in brokerage fees. There were no brokerage fees paid by the Bond or Money Market Funds in 1999.


The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Advisers in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Advisers have established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                           HOW SECURITIES ARE OFFERED

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the seven funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the fund, designated as Class C and Class Z. Additional classes of shares may be offered in the future.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class C or Class Z shares will be borne exclusively by that class; (ii) each of Class C shares and Class Z shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Class C shares or Class Z shares are purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

Limitation of Trustee and Officer Liability

The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectus.

Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                            NET ASSET VALUE OF SHARES

Net Asset Value per share is calculated each Valuation Day. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.


The Net Asset Value of a share issued by the Bond, Balanced, High Income, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.)


Money Market Fund

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.


Bond,  Balanced,  High Income,  Growth and Income  Stock,  Capital  Appreciation
Stock,  Mid-Cap  Stock,   Emerging  Growth,   International  Stock,  and  Global
Securities Funds


Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the Valuation Period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

     1.   Securities  (including  restricted   securities)  for  which  complete
          quotations are not readily available, and

     2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

     3.   Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends that each of the Funds will qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code. If, as intended, each Fund continues to qualify as a regulated investment company and distributes substantially all of its net investment income and net capital gains to its shareholders, then, under the provisions of Subchapter M, there should be little or no income or gains taxable to it. In addition, each Fund intends to comply with other distribution rules specified in Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply.

Each Fund of the Trust must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

Each of the Funds also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on separate accounts of life insurance companies that are used to support variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). In general, these requirements are that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer. These diversification requirements are in addition to the requirements of subchapter M and of the Investment Company Act, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, for example, to alter the investment objectives of one or more of the Funds. (To the extent required by law, approval of owners of VA contracts or VLI policies or of the Commission will be obtained before changing investment objectives.)

If a Fund fails to qualify as a regulated investment company, it will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Fund's available earnings and profits. Owners of VA contracts and VLI policies indirectly invested in such a Fund might be taxed currently on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. In addition, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of VA contracts and VLI policies indirectly invested in the Fund would be taxed on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment adviser and the Trust intends that each Fund comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the investment adviser might otherwise believe desirable.

The foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Funds. For information concerning the federal income tax consequences to the owners of VA contracts and VLI policies, see the prospectuses for such contracts or policies. [For information concerning the federal income tax consequences to plan participants, see the summary plan description.]

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

     (i) Dividends on the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund.


     (ii) Dividends of ordinary income from the Bond, Balanced, High Income, Growth and Income Stock, and Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock, and Global Securities Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.


     (iii)All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

Options and Futures Transactions

The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Straddles

Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

Distributor

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through the distributor, pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of CUNA Brokerage Services, Inc. is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders. CUNA Brokerage has not received underwriting commissions from the Ultra Series Fund for any of the last three fiscal years.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this SAI.

Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 3, 5, and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.

The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market and Bond Funds. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the fund refers to the income generated by an investment in the fund over the stated period. This income is then annualized, that is, the amount of income generated by the investment during that period is assumed to be generated over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

The volatility of each fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a statistically fitted (average) trendline of the actual returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

Current Yield = [(NCS - ES)/UV) X (365/7)] x 100

Where:

     NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES= per share expenses attributable to the hypothetical account for the seven-day period.

     UV= the share value at the close of business on the day prior to the first day of the seven-day period.

Effective yield = [(1 + ((NCS-ES)/UV)) 365/7 - 1] x 100

Where:

     NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES= per share expenses attributable to the hypothetical account for the seven-day period.

     UV= the share value at the close of business on the day prior to the first day of the seven-day period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

Yield = [2 X (((NI - ES)/(U X UV)) + 1)6 - 1)] x 100

Where:

     NI= net income of the Fund for the 30-day or one-month period attributable to the Fund's shares.

     ES=  expenses of the Fund for the 30-day or one-month period.

     U=   the average number of shares outstanding.

     UV= the share value at the close of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 3, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

TR=  [((ERV/P)1/N) - 1] x 100

Where:

     TR=  the average annual total return net of any Fund recurring charges.

     ERV= the ending redeemable value of the hypothetical account at the end of the period.

     P=   a hypothetical initial payment of $1,000.

     N=   the number of years in the period.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR  = [(ERV/P) - 1] x 100

Where:

     CTR= The cumulative total return net of any Fund recurring charges for the period.

     ERV= The ending redeemable value of the hypothetical investment at the end of the period.

     P=   A hypothetical single payment of $1,000.

                              FINANCIAL STATEMENTS

Financial Statements will be filed by post-effective amendment.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits:

     (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (c)  Not Applicable.

     (d)  1.   Management  Agreement effective May 1, 1997.  Incorporated herein by reference to  post-effective  amendment number 19 to this Form
               N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Amendment No. 1 to Management Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment No. 2 to Management Agreement effective ____________. To be filed by post-effective amendment.

          4. Investment Sub-Advisory Agreement Between CIMCO Inc. and Wellington Management Company LLP effective February 17, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

          5.   Investment  Sub-Advisory  Agreement Between CIMCO Inc. and Lazard
               Asset  Management   effective   ____________.   To  be  filed  by
               post-effective amendment.

          6.   Investment   Sub-Advisory   Agreement   Between  CIMCO  Inc.  and
               Massachusetts Financial Services effective ____________. To be filed by post-effective amendment.

          7.   Investment   Sub-Advisory   Agreement   Between  CIMCO  Inc.  and
               Oppenheimer Funds, Inc. effective ____________. To be filed by post-effective amendment.

          8. Servicing Agreement between CIMCO Inc. and CUNA Mutual Insurance Society effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          9. Servicing Agreement between CUNA Mutual Life Insurance Company and CIMCO Inc. effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

     (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (f)  N/A

     (g)  1.   Mutual Fund Custody Agreement between Ultra Series Fund and State
               Street  Bank  and  Trust  Company   effective   April  30,  1997.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment to Mutual Fund Custody Agreement effective December 2, 1999.

     (h)  1.   Participation Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance  Company  Pension Plan for Home Office  Employees.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

     (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (j)  1.   Consent   of   PricewaterhouseCoopers   LLP.   To  be   filed  by
               post-effective amendment.

          2.   Consent of KPMG LLP. To be filed by post-effective amendment.

     (k)  Not Applicable.

     (l) Subscription Agreement between Ultra Series Fund and CUNA Mutual Insurance Society effective __________. To be filed by post-effective amendment.

     (m)  1.   Plan of Distribution  dated May 1, 1997.  Incorporated  herein by reference to post-effective amendment number 19 to this Form N-1A
               registration   statement   (File  No.  2-87775)  filed  with  the
               Commission on February 28, 1997.

          2. Supplement No. 1 to Distrubution Plan effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Supplement No. 2 to Distribution Plan effective ___________. To be filed by post-effective amendment.

     (n) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (o)  Reserved.

     (p)  1.   Ultra  Series  Fund's  Code of  Ethics  effective  June 1,  2000.
               Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on April 20, 2000.

          2. CIMCO Inc.'s (Investment Adviser) Code of Ethics effective April 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

          3. CUNA Brokerage Services, Inc.'s (Principal Underwriter) Code of Ethics effective September 1, 1997. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.


Other Exhibits

         Powers of Attorney

Item 24.  Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                          CUNA Mutual Insurance Society
                    ORGANIZATIONAL CHART AS OF MARCH 6, 2000

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

    1.   CUNA Mutual Investment Corporation
         Business: Holding Company
         September 15, 1972*
         State of domicile: Wisconsin

CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

         a.   CUMIS Insurance Society, Inc.
              Business: Corporate Property/Casualty Insurance
              May 23, 1960*
              State of domicile: Wisconsin

         CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

              (1)  Credit Union Mutual Insurance Society New Zealand Ltd.
                   Business: Fidelity Bond Coverage
                   November l, 1990*
                   State of domicile: Wisconsin

         b.   CUNA Brokerage Services, Inc.
              Business: Brokerage
              July 19, 1985*
              State of domicile: Wisconsin

         c.   CUNA Mutual General Agency of Texas, Inc.
              Business: Managing General Agent
              August 14, 1991*
              State of domicile: Texas

         d.   MEMBERS Life Insurance Company
              Business: Credit Disability/Life/Health
              February 27, 1976*
              State of domicile: Wisconsin
              Formerly CUMIS Life & CUDIS

         e.   International Commons, Inc.
              Business: Special Events
              January 13, 1981*
              State of domicile: Wisconsin

         f.   CUNA Mutual Mortgage Corporation
              Business: Mortgage Servicing
              November 20, 1978*
              State of domicile: Wisconsin

         g.   CUNA Mutual Insurance Agency, Inc.
              Business: Leasing/Brokerage
              March 1, 1974*
              State of domicile: Wisconsin
              Formerly CMCI Corporation

         h.   Stewart Associates Incorporated
              Business:  Credit Insurance
              March 6, 1998
              State of domicile:  Wisconsin

         i.   CMG Mortgage Assurance Company
              Business:  Private Mortgage Insurance
              April 14, 1994*
              State of domicile:  California

         j.   CUNA Mutual Business Services, Inc.
              Business:  Operate Financial Programs
              Incorporated April 22, 1974
              Wholly owned March 6, 2000
              State of domicile:  Wisconsin

    2.   CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business:  Holding Company
         September 17, 1999
         Sydney, N.S.W. Australia

         a.   CUNA Mutual Life Australia Ltd.
              Business:  Life Insurance
              October 15, 1999
              Sydney, N.S.W. Australia

CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

(1) CM Field Services, Inc.
    Business: Serves Agency Field Staff
    January 26,1994*
    State of domicile: Wisconsin

(2) CUNA Mutual Insurance Agency of Alabama, Inc.
    Business: Property & Casualty Agency
    May 27, 1993*
    State of domicile: Alabama

(3) CUNA Mutual Insurance Agency of New Mexico, Inc.
    Business: Brokerage of Corporate & Personal Lines
    June 10, 1993*
    State of domicile: New Mexico

(4) CUNA Mutual Insurance Agency of Hawaii, Inc.
    Business: Property & Casualty Agency
    June 10, 1993*
    State of domicile: Hawaii

(5) CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
    Business: Property & Casualty Agency
    June 24, 1993 *
    State of domicile: Mississippi

(6) CUNA Mutual Insurance Agency of Kentucky, Inc.
    Business: Brokerage of Corporate & Personal Lines
    October 5, 1994*
    State of domicile: Kentucky

(7) CUNA Mutual Insurance Agency of Massachusetts, Inc.
    Business: Brokerage of Corporate & Personal Lines
    January 27, 1995*
    State of domicile: Massachusetts

2.  C.U.I.B.S. Pty. Ltd.
    Business: Brokerage
    February 18,1981*
    Country of domicile: Australia

3.  CUNA Caribbean Insurance Society Limited
    Business:  Life and Health
    July 4, 1985*
    Country of domicile:  Trinidad and Tobago

4.  CUNA Mutual Group, Limited
    Business:  Brokerage
    May 27, 1998
    Country of domicile:  United Kingdom

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.  C. U. Family Insurance Services, Inc./Colorado
    50% ownership by CUNA Mutual Insurance Agency, Inc.
    50% ownership by Colleague Services Corporation
    September 1, 1981

2.  C. U. Insurance Services, Inc./Oregon
    50% ownership by CUNA Mutual Insurance Agency, Inc.
    50% ownership by Oregon Credit Union League
    December 27, 1989

3.  The CUMIS Group Limited
    63.3% ownership by CUNA Mutual Insurance Society (as of 12-31 -96)

4.  CIMCO Inc. (CIMCO)
    50% ownership by CUNA Mutual Investment Corporation
    50% ownership by CUNA Mutual Life Insurance Company
    January 1, 1992

5.  CUNA Mutual Insurance Agency of Ohio, Inc.
    1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
    99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation. June 14, 1993

6.  SECURITY Management Company, Ltd. (Hungary)
    90% ownership by CUNA Mutual Insurance Society
    10% ownership by: Federation of Savings Cooperatives
    Savings Cooperative of Szoreg
    Savings Cooperative of Szekkutas
    (collectively called Hungarian Associates)
    September 5, 1992

7.  CMG Mortgage Insurance Company
    50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Co.
    April 14, 1994

8.  Cooperators Life Assurance Society Limited (Jamaica)
    CUNA Mutual Insurance Society owns 122,500 shares
    Jamaica Co-op Credit Union League owns 127,500 shares
    (NOTE: Awaiting authority to write business)
    May 10, 1990

9.  CU Interchange Group, Inc.
    Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

10. CMG Mortgage Reinsurance Company
    50% ownership by CUNA Mutual Investment Corporation
    50% ownership by PMI Insurance Company
    July 26, 1999

11. Credit Union Service Corporation
    Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

12. finsure.australia limited
    50% ownership by CUNA Mutual Australia Holding Company Pty. Limited 50% ownership by CUSCAL
    October 15, 1999

13. CUNA Strategic Services, Inc.
    200.71 shares
    December 31, 1999

Partnerships

1.  CM CUSO Limited Partnership, a Washington Partnership
    CUMIS Insurance Society, Inc. - General Partner
    Credit Unions in Washington - Limited Partners
    June 14, 1993

Limited Liability Companies

1.  "Sofia LTD." (Ukraine)
    99.96% CUNA Mutual Insurance Society
    .04% CUMIS Insurance Society, Inc.
    March 6, 1996

2.  'FORTRESS' (Ukraine)
    80% "Sofia LTD."
    19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
    September 25, 1996

3.  MEMBERS Development Company LLC
    49% CUNA Mutual Investment Corporation
    51% Credit Unions and CUSOs
    September 24, 1999

4.  The Center for Credit Union Innovation LLC
    33.3% ownership by CUNA Mutual Insurance Society 33.3% ownership by CUNA & Affiliates 33.3% ownership by American Association of Credit Union Leagues
    January 5, 2000

Affiliated (Nonstock)

1.  MEMBERS Prime Club, Inc.
    August 8, 1978

2.  CUNA Mutual Group Foundation, Inc.
    July 5, 1967

3.  CUNA Mutual Life Insurance Company
    July 1, 1990

                       CUNA Mutual Life Insurance Company
                   ORGANIZATIONAL CHART AS OF JANUARY 1, 2000

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.  CIMCO Inc.
    An Iowa Business Act Corporation
    50% ownership by CUNA Mutual Life Insurance Company
    50% ownership by CUNA Mutual Investment Corporation

    CIMCO Inc. is the investment adviser of:

    Ultra Series Fund
    MEMBERS Mutual Funds

2.  Plan America Program, Inc.
    A Maine Business Act Corporation
    100% ownership by CUNA Mutual Life Insurance Company

3.  CMIA Wisconsin Inc.
    A Wisconsin Business Act Corporation
    100% ownership by CUNA Mutual Life Insurance Company

Item 25.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is CIMCO Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description. The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS               POSITION HELD

Michael S. Daubs           CIMCO Inc.
5910 Mineral Point Rd.     President
Madison, WI 53705          1982-Present
                           Director
                           1995-Present

                           CUNA Mutual Insurance Society
                           Chief Officer - Investment
                           1990-Present

                           CUNA Mutual Life Insurance Company
                           Chief Officer - Investment
                           1989-Present

Kimberly M. Gant           CIMCO Inc.
5910 Mineral Point Rd.     Assistant Treasurer
Madison, WI 53705          1999-Present

Tracy K. Gunderson         CIMCO Inc.
5910 Mineral Point Rd.     Assistant Secretary
Madison, WI 53705          1999-Present

Lawrence R. Halverson      CIMCO Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          1996-Present
                           Vice President
                           1988-Present
                           Secretary
                           1992-1999

                           CUNA Brokerage Services, Inc.
                           President
                           1996-1998
                           Director
                           1996-Present

Joyce A. Harris            CIMCO Inc.
PO Box 7130                Director and Chair
Madison, WI  53707         1992 - Present

                           Telco Community Credit Union
                           President, Chief Executive Officer
                           1978- Present

James C. Hickman           CIMCO Inc.
975 University Avenue      Director
Madison, WI 53706          1992 - Present

                           University of Wisconsin
                           Professor
                           1972 - Present

Mary E. Hoffmann           CIMCO Inc.
5910 Mineral Point Rd.     Treasurer
Madison, WI 53705          2000 - Present

Michael B. Kitchen         CIMCO Inc.
5910 Mineral Point Rd.     Director
Madison, WI 53705          1995 - Present

                           CUNA Mutual Insurance Society
                           President and Chief Executive Officer
                           1995- Present

                           CUNA Mutual Life Insurance Company
                           President and Chief Executive Officer
                           1995 - Present

Daniel J. Larson           CIMCO Inc.
5910 Mineral Point Rd.     Vice President
Madison, WI 53705          1995 - Present

Thomas J. Merfeld          CIMCO Inc.
5910 Mineral Point Rd.     Senior Vice President & Secretary
Madison, WI 53705          2000 - Present
                           Vice President
                           1994 - 2000

George A. Nelson           CIMCO Inc.
PO Box 44965               Director and Vice Chair
Madison, WI 53744          1992 - Present

                           Evening Telegram Co. - WISC-TV
                           Vice President
                           1982 - Present

Jeffrey B. Pantages        CIMCO Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          1998-Present

Item 27.  Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.   The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal         Position with                      Positions and Offices
Business Address           Distributor                           with Registrant
Joseph L. Bauer*           Assistant Treasurer                Finance Reporting Operations
                                                              Manager

Wayne A. Benson*           Director & President               Chief Officer - Sales

Donna C. Blankenheim*      Assistant Secretary                Vice President
                                                              Assistant Secretary

Timothy L. Carlson**       Assistant Treasurer                None

Janice C. Doyle*           Assistant Secretary                Assistant Secretary

David S. Emery             Vice President                     Division Vice President
9500 Cleveland Ave #210
Rancho Cucamonga, CA 91730

John C. Fritsche           Assistant Vice President           None
4455 LBJ Freeway
Suite 1108
Dallas, TX 75244

James E. Gowan*            Director                           Vice President

Tracy K. Gunderson*        Assistant Secretary                Recording Secretary/Technical
                                                              Writer

Lawrence R. Halverson*     Director                           None

John W. Henry*             Director & Vice President          Vice President

Michael G. Joneson*        Secretary & Treasurer              Vice President

Marcia L. Martin**         Director & Assistant               Assistant Vice President
                           Vice President

Campbell D. McHugh*        Compliance Officer                 None

Daniel E. Meylink, Sr.*    Director                           Chief Officer - Member Services

Andrew C. Osen*            Associate Compliance               Assistant Counsel
                           Officer

Faye A. Patzner*           Vice President - General           Senior Vice President and General
                           Counsel                            Counsel

Judd T. Schemmel*          Associate Compliance               Assistant Counsel
                           Officer

Brian L. Schroeder*        Associate Compliance               Assistant Director, Insurance &
                           Officer                            Securities Market

Barbara L. Secor**         Assistant Secretary                Assistant Vice President
                                                              Assistant Secretary

Helen W. Wagabaza*         Assistant Secretary                Recording Secretary/Technical
                                                              Writer

John W. Wiley*             Associate Compliance Officer       None

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.       CUNA Mutual Life Insurance Company
         2000 Heritage Way
         Waverly,  Iowa 50677

b.       CIMCO Inc.
         5910 Mineral Point Road
         Madison, Wisconsin 53705

c        CUNA Mutual Insurance Society
         5910 Mineral Point Road
         Madison, Wisconsin 53705

d.       State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 13th day of July, 2000.



                                   Ultra Series Fund


                                   By:      /s/ Michael S. Daubs
                                            Michael S. Daubs
                                            President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                            DATE


/s/ Gwendolyn M. Boeke*
Gwendolyn M. Boeke
Trustee


/s/ Robert M. Buckingham                       July 13, 2000
Robert M. Buckingham
Assistant Secretary


/s/ Michael S. Daubs                           July 13, 2000
Michael S. Daubs
President and Trustee


/s/ Alfred L. Disrud*
Alfred L. Disrud
Trustee


/s/ Lawrence R. Halverson                      July 13, 2000
Lawrence R. Halverson
Vice President, Secretary and Trustee


/s/ Michael G. Joneson                         July 13, 2000
Michael G. Joneson
Treasurer and Assistant Secretary


/s/ Thomas C. Watt*
Thomas C. Watt
Trustee


/s/ Kevin S. Thompson                          July 13, 2000
Kevin S. Thompson
Attorney-In-Fact

*Pursuant to Powers of Attorney.

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND


Item 23.  Exhibits:

(d)  3.   Amendment No. 2 to Management Agreement effective ____________.  To be filed by post-effective amendment.

     5. Investment Sub-Advisory Agreement Between CIMCO Inc. and Lazard Asset Management effective ____________. To be filed by post-effective amendment.

     6.   Investment Sub-Advisory Agreement Between CIMCO Inc. and Massachusetts
          Financial   Services   effective   ____________.   To  be   filed   by
          post-effective amendment.

     7. Investment Sub-Advisory Agreement Between CIMCO Inc. and Oppenheimer Funds, Inc. effective ____________. To be filed by post-effective amendment.

g)   3.   Amendment to Mutual Fund Custody Agreement effective December 2, 1999.

(j)  1.   Consent of  PricewaterhouseCoopers  LLP. To be filed by post-effective amendment.

     2.   Consent of KPMG LLP. To be filed by post-effective amendment.

(l) Subscription Agreement between Ultra Series Fund and CUNA Mutual Insurance Society effective __________. To be filed by post-effective amendment.

(m)  3.   Supplement No. 2 to  Distribution  Plan effective  ___________.  To be filed by post-effective amendment.

Other Exhibits

         Powers of Attorney

                                 Other Exhibits

                               Powers of Attorney


                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 7th day of April, 2000.



                                                /s/ Gwendolyn M. Boeke
                                                Gwendolyn M. Boeke
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 7th day of April, 2000.



                                                /s/ Michael S. Daubs
                                                Michael S. Daubs
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 7th day of April, 2000.



                                                /s/ Alfred L. Disrud
                                                Alfred L. Disrud
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 7th day of April, 2000.



                                                /s/ Lawrence R. Halverson
                                                Lawrence R. Halverson
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 7th day of April, 2000.



                                                /s/ T.C. Watt
                                                T.C. Watt
                                                Trustee for Ultra Series Fund

                                  Exhibit (g)3

                   AMENDMENT TO MUTUAL FUND CUSTODY AGREEMENT

         This Amendment to the Mutual Fund Custody Agreement is made as of December 2, 1999, by and between Ultra Series Fund (the "Fund") and State Street Bank and Trust Company (the "Custodian"). Capitalized terms used in this Amendment without definition shall have the respective meanings given to such terms in the Custody Agreement referred to below.

         WHEREAS, the Fund and the Custodian entered into a Mutual Fund Custody Agreement dated as of April, 1997, as amended April 26, 1999 (as further amended and in effect from time to time, the "Contract"); and

         WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets, and the Fund has made each such series subject to the Contract (each such series, together with all other series subsequently established by the Fund and made subject to the Contract in accordance with the terms thereof, shall be referred to as a "Portfolio", and, collectively, the "Portfolios"); and

         WHEREAS, the Fund and the Custodian desire to amend certain provisions of the Contract to reflect revisions to Rule 17f-5 ("Rule 17f-5") promulgated under the Investment Company Act of 1940, as amended (the "1940 Act"); and

         WHEREAS, the Fund and the Custodian desire to amend and restate certain other provisions of the Contract relating to the custody of assets of each of the Portfolios held outside of the United States.

         NOW THEREFORE, in consideration of the foregoing and the mutual covenants and agreements hereinafter contained, the parties hereby agree to amend the Contract, pursuant to the terms thereof, as follows:

I. Paragraph 14 of the Contract is hereby deleted, and Paragraphs 15 through 34 of the Contract are hereby renumbered, as of the effective date of this Amendment, as Paragraphs 16 through 35, respectively.

II. New Paragraphs 14 and 15 of the Contract are hereby added, as of the effective date of this Amendment, as set forth below.

14. The Custodian as Foreign Custody Manager.

14.1.Definitions. Capitalized terms in this Paragraph 14 shall have the following meanings:

"Country Risk" means all factors reasonably related to the systemic risk of holding Foreign Assets in a particular country including, but not limited to, such country's political environment; economic and financial infrastructure
(including  any  Mandatory  Securities  Depositories  operating in the country);
prevailing or developing custody and settlement practices; and laws and regulations applicable to the safekeeping and recovery of Foreign Assets held in custody in that country.

"Eligible Foreign Custodian" has the meaning set forth in section (a)(1) of Rule 17f-5, including a majority-owned or indirect subsidiary of a U.S. Bank (as defined in Rule 17f-5), a bank holding company meeting the requirements of an Eligible Foreign Custodian (as set forth in Rule 17f-5 or by other appropriate action of the U.S. Securities and Exchange Commission (the "SEC")), or a foreign branch of a Bank (as defined in Section 2(a)(5) of the 1940 Act) meeting the requirements of a custodian under Section 17(f) of the 1940 Act, except that the term does not include Mandatory Securities Depositories.

"Foreign Assets" means any of the Portfolios' investments (including foreign currencies) for which the primary market is outside the United States and such cash and cash equivalents as are reasonably necessary to effect the Portfolios' transactions in such investments.

"Foreign Custody Manager" has the meaning set forth in section (a)(2) of Rule 17f-5.

"Mandatory Securities Depository" means a foreign securities depository or clearing agency that, either as a legal or practical matter, must be used if the Fund, on the Portfolio's behalf, determines to place Foreign Assets in a country outside the United States (i) because required by law or regulation; (ii) because securities cannot be withdrawn from such foreign securities depository or clearing agency; or (iii) because maintaining or effecting trades in securities outside the foreign securities depository or clearing agency is not consistent with prevailing or developing custodial or market practices.

14.2. Delegation to the Custodian as Foreign Custody Manager. The Fund, by resolution adopted by its Board of Trustees (the "Board"), hereby delegates to the Custodian, with respect to the Portfolios, subject to Section (b) of Rule 17f-5, the responsibilities set forth in this Paragraph 14 with respect to Foreign Assets of the Portfolios held outside the United States, and the Custodian hereby accepts such delegation, as Foreign Custody Manager with respect to the Portfolios.

14.3. Countries Covered. The Foreign Custody Manager shall be responsible for. Performing the delegated responsibilities defined below only with respect to the countries and custody arrangements for each such country listed on Schedule A to this Contract, which list of countries may be amended from time to time by the Fund with the agreement of the Foreign Custody Manager. The Foreign Custody Manager shall list on Schedule A the Eligible Foreign Custodians selected by the Foreign Custody Manager to maintain the assets of the Portfolios which list of Eligible Foreign Custodians may be amended from time to time in the sole discretion of the Foreign Custody Manager. Mandatory Securities Depositories are listed on Schedule B to this Contract, which Schedule B may be amended from time to time by the Foreign Custody Manager. The Foreign Custody Manager will provide amended versions of Schedules A and Bin accordance with Section 14.7 of this Paragraph 14.

Upon the receipt by the Foreign Custody Manager of Proper Instructions to open an account or to place or maintain Foreign Assets in a country listed on Schedule A, and the fulfillment by the Fund on behalf of the Portfolios of the applicable account opening requirements for such country, the Foreign Custody Manager shall be deemed to have been delegated by the Board on behalf of the Portfolios responsibility as Foreign Custody Manager with respect to that country and to have accepted such delegation. Execution of this Amendment by the Fund shall be deemed to be a Proper Instruction to open an account, or to place or maintain Foreign Assets, in each country listed on Schedule A in which the Custodian has previously placed or currently maintains Foreign Assets pursuant to the terms of the Contract. Following the receipt of Proper Instructions directing the Foreign Custody Manager to close the account of a Portfolio with the Eligible Foreign Custodian selected by the Foreign Custody Manager in a designated country, the delegation by the Board on behalf of the Portfolios to the Custodian as Foreign Custody Manager for that country shall be deemed to have been withdrawn and the Custodian shall immediately cease to be the Foreign Custody Manager of the Portfolios with respect to that country.

The Foreign Custody Manager may withdraw its acceptance of delegated responsibilities with respect to a designated country upon written notice to the Fund. Thirty days (or such longer period as to which the parties agree in writing) after receipt of any such notice by the Fund, the Custodian shall have no further responsibility as Foreign Custody Manager to the Fund with respect to the country as to which the Custodian's acceptance of delegation is withdrawn.

14.4. Scope of Delegated Responsibilities.

14.4.1. Selection of Eligible Foreign Custodians. Subject to the provisions of this Paragraph 14, the Portfolio's Foreign Custody Manager may place and maintain the Foreign Assets in the care of the Eligible Foreign Custodian selected by the Foreign Custody Manager in each country listed on Schedule A, as amended from time to time.

In performing its delegated responsibilities as Foreign Custody Manager to place or maintain Foreign Assets with an Eligible Foreign Custodian, the Foreign Custody Manager shall determine that the Foreign Assets will be subject to reasonable care, based on the standards applicable to custodians in the country in which the Foreign Assets will be held by that Eligible Foreign Custodian, after considering all factors relevant to the safekeeping of such assets, including, without limitation the factors specified in Rule 17f-5(c)(1).

14.4.2. Contracts With Eligible Foreign Custodians. The Foreign Custody Manager shall determine that the contract (or the rules or established practices or procedures in the case of an Eligible Foreign Custodian that is a foreign securities depository or clearing agency) governing the foreign custody arrangements with each Eligible Foreign Custodian selected by the Foreign Custody Manager will satisfy the requirements of Rule 17f-5(c)(2).

14.4.3. Monitoring. In each case in which the Foreign Custody Manager maintains Foreign Assets with an Eligible Foreign Custodian selected by the Foreign Custody Manager, the Foreign Custody Manager shall establish a system to monitor
(i) the appropriateness of maintaining the Foreign Assets with such Eligible Foreign Custodian and (ii) the contract governing the custody arrangements established by the Foreign Custody Manager with the Eligible Foreign Custodian (or the rules or established practices and procedures in the case of an Eligible Foreign Custodian selected by the Foreign Custody Manager which is a foreign securities depository or clearing agency that is not a Mandatory Securities Depository). In the event the Foreign Custody Manager determines that the custody arrangements with an Eligible Foreign Custodian it has selected are no longer appropriate, the Foreign Custody Manager shall notify the Board in accordance with Section 14.7 hereunder.

14.5. Guidelines for the Exercise of Delegated Authority. For purposes of this Paragraph 14, the Board shall be deemed to have considered and determined to accept such Country Risk as is incurred by placing and maintaining the Foreign Assets in each country for which the Custodian is serving as Foreign Custody Manager of the Portfolios. The Fund, on behalf of the Portfolios, and the Board shall be deemed to be monitoring on a continuing basis such Country Risk to the extent that the Board considers necessary or appropriate. The Fund and the Custodian each expressly acknowledge that the Foreign Custody Manager shall not be delegated any responsibilities under this Paragraph 14 with respect to Mandatory Securities Depositories.

14.6. Standard of Care as Foreign Custody Manager of a Portfolio. In performing the responsibilities delegated to it, the Foreign Custody Manager agrees to exercise reasonable care, prudence and diligence such as a person having responsibility for the safekeeping of assets of management investment companies registered under the 1940 Act would exercise.

14.7. Reporting Requirements. The Foreign Custody Manager shall report the withdrawal of the Foreign Assets from an Eligible Foreign Custodian and the placement of such Foreign Assets with another Eligible Foreign Custodian by providing to the Board amended Schedules A or B at the end of the calendar quarter in which an amendment to either Schedule has occurred. The Foreign Custody Manager shall make written reports notifying the Board of any other material change in the foreign custody arrangements of the Portfolios described in this Paragraph 14 after the occurrence of the material change.

14:8.Representations  with Respect to Rule 17f-5.  The Foreign  Custody  Manager
represents     to    the    Fund    that    it    is    a    U.S.     Bank    as
defined  in  section  (a)(7) of Rule 17f-5.

The Fund represents to the Custodian that the Board has determined that it is reasonable for the Board to rely on the Custodian to perform the responsibilities delegated pursuant to this Contract to the Custodian as the Foreign Custody Manager of the Portfolios.

14.9. Effective Date and Termination of the Custodian as Foreign Custody Manager. The Board's delegation to the Custodian as Foreign Custody Manager of the Portfolios shall be effective as of the date hereof and shall remain in effect until terminated at any time, without penalty, by written notice from the terminating party to the non-terminating party. Termination will become effective thirty (30) days after receipt by the non-terminating party of such notice. The provisions of Section 14.3 hereof shall govern the delegation to and termination of the Custodian as Foreign Custody Manager of the Portfolios with respect to designated countries.

15. Duties of the Custodian with Respect to Property of the Portfolios Held Outside the United States.

15.1 Definitions. Capitalized terms in this Paragraph 15 shall have the following meanings:

"Foreign Securities System" means either a clearing agency or a securities depository listed on Schedule A hereto or a Mandatory Securities Depository listed on Schedule B hereto.

"Foreign Sub-Custodian" means a foreign banking institution serving as an Eligible Foreign Custodian.

15.2. Holding Securities. The Custodian shall identify on its books as belonging to the Portfolios the foreign securities held by each Foreign Sub-Custodian or Foreign Securities System. The Custodian may hold foreign securities for all of its customers, including the Portfolios, with any Foreign Sub-Custodian in an account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to foreign securities of the Portfolios which are maintained in such account shall identify those securities as belonging to the Portfolios and (ii), to the extent permitted and customary in the market in which the account is maintained, the Custodian shall require that securities so held by the Foreign Sub-Custodian be held separately from any assets of such Foreign Sub-Custodian or of other customers of such Foreign Sub-Custodian.

15.3. Foreign Securities Systems. Foreign securities shall be maintained in a Foreign Securities System in a designated country only through arrangements implemented by the Foreign Sub-Custodian in such country pursuant to the terms of this Contract.

15.4. Transactions in Foreign Custody Account.

15.4.1. Delivery of Foreign Assets. The Custodian or a Foreign Sub-Custodian shall release and deliver foreign securities of the Portfolios held by such Foreign Sub-Custodian, or in a Foreign Securities System account, only upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, and only in the following cases:

     (i) upon the sale of such foreign securities for the Portfolio in accordance with commercially reasonable market practice in the country where such foreign securities are held or traded, including, without limitation: (A) delivery against expectation of receiving later payment; or (B) in the case of a sale effected through a Foreign Securities System, in accordance with the rules governing the operation of the Foreign Securities System;

     (ii) in connection with any repurchase agreement related to foreign securities;

     (iii)to the depository agent in connection with tender or other similar offers for foreign securities of the Portfolios;

     (iv) to the issuer thereof or its agent when such foreign securities are called, redeemed, retired or otherwise become payable;

     (v) to the issuer thereof, or its agent, for transfer into the name of the Custodian (or the name of the respective Foreign Sub-Custodian or of any nominee of the Custodian or such Foreign Sub-Custodian) or for exchange for a different number of bonds, certificates or other evidence representing the same aggregate face amount or number of units;

     (vi) to brokers, clearing banks or other clearing agents for examination or trade execution in accordance with market custom; provided that in any such case the Foreign Sub-Custodian shall have no responsibility or liability for any loss arising from the delivery of such securities prior to receiving payment for such securities except as may arise from the Foreign Sub-Custodian's own negligence or willful misconduct;

     (vii)for exchange or conversion pursuant to any plan of merger, consolidation, recapitalization, reorganization or readjustment of the securities of the issuer of such securities, or pursuant to provisions for conversion contained in such securities, or pursuant to any deposit agreement;

     (viii) in the case of warrants, rights or similar foreign securities, the surrender thereof in the exercise of such warrants, rights or similar securities or the surrender of interim receipts or temporary securities for definitive securities;

     (ix) for delivery as security in connection with any borrowing by the Portfolios requiring a pledge of assets by the Portfolios;

     (x) in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (xi) in connection with the lending of foreign securities; and

     (xii)for any other proper purpose, but only upon receipt of Proper Instructions specifying the foreign securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper corporate purpose, and naming the person or persons to whom delivery of such securities shall be made.

15.4.2. Payment of Portfolio Monies. Upon receipt of Proper Instructions, which may be continuing instructions when deemed appropriate by the parties, the Custodian shall pay out, or direct the respective Foreign Sub-Custodian or the respective Foreign Securities System to pay out, monies of a Portfolio in the following cases only:

     (i) upon the purchase of foreign securities for the Portfolio, unless otherwise directed by Proper Instructions, by (A) delivering money to the seller thereof or to a dealer therefore (or an agent for such seller or dealer) against expectation of receiving later delivery of such foreign securities; or (B) in the case of a purchase effected through a Foreign Securities System, in accordance with the rules governing the operation of such Foreign Securities System;

     (ii) in connection with the conversion, exchange or surrender of foreign securities of the Portfolio;

     (iii)for the payment of any expense or liability of the Portfolio, including but not limited to the following payments: interest, taxes, investment advisory fees, transfer agency fees, fees under this Contract, legal fees, accounting fees, and other operating expenses;

     (iv) for the purchase or sale of foreign exchange or foreign exchange contracts for the Portfolio, including transactions executed with or through the Custodian or its Foreign Sub-Custodians;

     (v) in connection with trading in options and futures contracts, including delivery as original margin and variation margin;

     (vi) for payment of part or all of the dividends received in respect of securities sold short;

     (vii)in  connection  with the  borrowing or lending of foreign  securities;
          and

     (viii) for any other proper purpose, _but only upon receipt of Proper Instructions specifying the amount of such payment, setting forth the purpose for which such payment is to be made, declaring such purpose to be a proper trust purpose, and naming the person or persons to whom such payment is to be made.

15.4.3. Market Conditions; Market Information. Notwithstanding any provision of this Contract to the contrary, settlement and payment for Foreign Assets received for the account of the Portfolios and delivery of Foreign Assets maintained for the account of the Portfolios may be effected in accordance with the customary established securities trading or processing practices and procedures in the country or market in which the transaction occurs, including, without limitation, delivering Foreign Assets to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) with the expectation of receiving later payment for such Foreign Assets from such purchaser or dealer.

The Custodian shall provide to the Board the information with respect to custody and settlement practices in countries in which the Custodian employs a Foreign Sub-Custodian, including without limitation information relating to Foreign Securities Systems, described on Schedule C hereto at the time or times set forth on such Schedule. The Custodian may revise Schedule C from time to time, provided that no such revision shall result in the Board being provided with substantively less information than had been previously provided hereunder.

15.5. Registration of Foreign Securities. The foreign securities maintained in the custody of a Foreign Sub-Custodian (other than bearer securities) shall be registered in the name of the applicable Portfolio or in the name of the Custodian or in the name of any Foreign SubCustodian or in the name of any nominee of the foregoing, and the Fund on behalf of such Portfolio agrees to hold any such nominee harmless from any liability as a holder of record of such foreign securities. The Custodian or a Foreign Sub-Custodian shall not be obligated to accept securities on behalf of a Portfolio under the terms of this Contract unless the form of such securities and the manner in which they are delivered are in accordance with reasonable market practice.

15.6. Bank Accounts. The Custodian shall identify on its books as belonging to the Fund cash (including cash denominated in foreign currencies) deposited with the Custodian. Where the Custodian is unable to maintain, or market practice does not facilitate the maintenance of, cash on the books of the Custodian, a bank account or bank accounts opened and maintained outside the United States on behalf of a Portfolio with a Foreign Sub-Custodian shall be subject only to draft or order by the Custodian or such Foreign Sub-Custodian, acting pursuant to the terms of this Contract to hold cash received by or from or for the account of the Portfolio.

15.7. Collection of Income. The Custodian shall use reasonable commercial efforts to collect all income and other payments with respect to the Foreign Assets held hereunder to which the Portfolios shall be entitled and shall credit such income, as collected, to the applicable Portfolio In the event that extraordinary measures are required to collect such income, the Fund and the Custodian shall consult as to such measures and as to the compensation and expenses of the Custodian relating to such measures.

15.8. Shareholder Rights. With respect to the foreign securities held pursuant to this Paragraph 15, the Custodian will use reasonable commercial efforts to facilitate the exercise of voting and other shareholder rights, subject always to the laws, regulations and practical constraints that may exist in the country where such securities are issued. The Fund acknowledges that local conditions, including lack of regulation, onerous procedural obligations, lack of notice and other factors may have the effect of severely limiting the ability of the Fund to exercise shareholder rights.

15.9. Communications Relating to Foreign Securities. The Custodian shall transmit promptly to the Fund written information (including, without limitation, pendency of calls and maturities of foreign securities and expirations of rights in connection therewith) received by the Custodian via the Foreign Sub-Custodians from issuers of the foreign securities being held for the account of the Portfolios. With respect to tender or exchange offers, the Custodian shall transmit promptly to the Fund written information so received by the Custodian from issuers of the foreign securities whose tender or exchange is sought or from the party (or its agents) making the tender or exchange offer. The Custodian shall not be liable for any untimely exercise of any tender, exchange or other right or power in connection with foreign securities or other property of the Portfolios at any time held by it unless (i) the Custodian or the respective Foreign SubCustodian is in actual possession of such foreign securities or property and (ii) the Custodian receives Proper Instructions with regard to the exercise of any such right or power, and both (i) and (ii) occur at least three business days prior to the date on which the Custodian is to take action to exercise such right or power.

15.10. Liability of Foreign Sub-Custodians and Foreign Securities Systems. Each agreement pursuant to which the Custodian employs a Foreign Sub-Custodian shall, to the extent possible, require the Foreign Sub-Custodian to exercise reasonable care in the performance of its duties and, to the extent possible, to indemnify, and hold harmless, the Custodian from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the Foreign Sub-Custodian's performance of such obligations. At the Fund's election, the Portfolios shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a Foreign Sub-Custodian as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Portfolios have not been made whole for any such loss, damage, cost, expense, liability or claim.

15.11. Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund, the Portfolios or the Custodian as custodian of the Portfolios by the tax law of the United States or of any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund with respect to the Portfolios or the Custodian as custodian of the Portfolios by the tax law of countries other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of countries for which the Fund has provided such information.

15.12. Liability of Custodian. Except as may arise from the Custodian's own negligence or willful misconduct or the negligence or willful misconduct of a Sub-Custodian, the Custodian shall be without liability to the Fund for any loss, liability, claim or expense resulting from or caused by anything which is
(A) part of Country Risk or (B) part of the "prevailing country risk" of the Fund and the Portfolios, as such term is used in SEC Release Nos. IC-22658; IS-1080 (May 12, 1997) or as such term or other similar terms are now or in the future interpreted by the SEC or by the staff of the Division of Investment Management of the SEC.

The Custodian shall be liable for the acts or omissions of a Foreign Sub-Custodian to the same extent as set forth with respect to sub-custodians generally in the Contract and, regardless of whether assets are maintained in the custody of a Foreign Sub-Custodian or a Foreign Securities Depository, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism, or any other loss where the Sub-Custodian has otherwise acted with reasonable care.

 III. Except as specifically superseded or modified herein, the terms and provisions of the Contract shall continue to apply with full force and effect. In the event of any conflict between the terms of the Contract prior to this Amendment and this Amendment, the terms of this Amendment shall prevail. If the Custodian is delegated the responsibilities of Foreign Custody Manager pursuant to the terms of Paragraph 14 hereof, in the event of any conflict between the provisions of Paragraphs 14 and 15 hereof, the provisions of Paragraph 14 shall prevail.

IN WITNESS WHEREOF, each of the parties has caused this Amendment to be executed in its name and behalf by its duly authorized representative as of the date first above written.

STATE STREET BANK AND TRUST COMPANY             ULTRA SERIES FUND
By:    /s/ Stephen R. Hilliard                  By:    /s/ L. R. Halverson
Name: Stephen R. Hilliard                       Name:  Lawrence R. Halverson
Title:  Vice President                          Title:  Vice President

                             STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Argentina             Citibank, N.A.                         --

Australia             Westpac Banking Corporation            --

Austria               Erste Bank der Oesterreichischen       --
                      Sparkassen AG

Bahrain               HSBC Bank Middle East                  --
                      (as delegate of The Hong Kong and
                      Shanghai Banking Corporation Limited)

Bangladesh            Standard Chartered Bank                --

Belgium               Fortis Bank NV/as.                     --

Bermuda               The Bank of Bermuda Limited            --

Bolivia               Citibank, N. A.                        --

Botswana              Barclays Bank of Botswana Limited      --

Brazil                Citibank, N.A.                         --

Bulgaria              ING Bank N.V.                          --

Canada                State Street Trust Company Canada      --

Chile                 Citibank, N.A.                         --

People's Republic     The Hong Kong and Shanghai             --
of China              Banking Corporation Limited,
                      Shanghai and Shenzhen branches

Colombia              Cititrust Colombia S.A.                --
                      Sociedad Fiduciaria

10/5/99                                                                       1

                             STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Costa Rica            Banco BCT S.A.                         --

Croatia               Privredna Banka Zagreb dal             --

Cyprus                The Cyprus Popular Bank Ltd.           --

Czech Republic        Eskoslovenska Obchodni                 --
                      Banka, A.S.

Denmark               Den Danske Bank                        --

Ecuador               Citibank, N.A.                         --

Egypt                 Egyptian British Bank                  --
                      (as delegate of The Hong Kong
                      and Shanghai Banking Corporation
                      Limited)

Estonia               Hansabank                              --

Finland               Merita Bank Plc.                       --

France                Paribas, S.A.                          --

Germany               Dresdner Bank AG                       --

Ghana                 Barclays Bank of Ghana Limited         --

Greece                National Bank of Greece S.A.           Bank of Greece,
                                                             System for
                                                             Monitoring
                                                             Transactions in
                                                             Securities in
                                                             Book-Entry Form

Hong Kong             Standard Chartered Bank                --

Hungary               Citibank Rt.                           --

10/5/99                                                                       2

                             STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Iceland               Icebank Ltd.                           --

India                 Deutsche Bank AG                       --

                      The Hong Kong and Shanghai
                      Banking Corporation Limited

Indonesia             Standard Chartered Bank                --

Ireland               Bank of Ireland                        --

Israel                Bank Hapoalim B.M.                     --

Italy                 Paribas, S.A.                          --

Ivory Coast           Societe Generale de Banques            --
                      en Cote d'Ivoire

 Jamaica              Scotiabank Jamaica Trust and           --
                      Merchant -Bank Limited

Japan                 The Fuji Bank, Limited                 Japan Securities
                                                             Depository Center
                                                             (JASDEC)
                      The Sumitomo Bank, Limited
Jordan                HSBC Bank Middle East                  --
                      (as delegate of The Hong Kong and
                      Shanghai Banking Corporation Limited)

Kenya                 Barclays Bank of Kenya Limited         --

Republic of Korea     The Hong Kong and Shanghai             --
                      Banking Corporation Limited

Latvia                A/s Hansabank                          --

10/5/99                                                                       3

                            STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Lebanon               HSBC Bank Middle East                  --
                      (as delegate of The Hong Kong and
                      Shanghai Banking Corporation Limited)

Lithuania             Vilniaus Bankas AB                     --

Malaysia              Standard Chartered Bank                --
                      Malaysia Berhad

Mauritius             The Hong Kong and Shanghai             --
                      Banking Corporation Limited

Mexico                Citibank Mexico, S.A.                  --

Morocco               Banque Commerciale du Maroc            --

Namibia               (via) Standard Bank of South Africa    --

The Netherlands       MeesPierson N.V.                       --

New Zealand           ANZ Banking Group                      --
                      (New Zealand) Limited

Norway                Christiania Bank og                    --
                      Kreditkasse ASA

Oman                  HSBC Bank Middle East                  --
                      (as delegate of The Hong Kong and
                      Shanghai Banking Corporation Limited)

Pakistan              Deutsche Bank AG                       --

Palestine             HSBC Bank Middle East                  --
                      (as delegate of The Hong Kong and
                      Shanghai Banking Corporation Limited)

Peru                  Citibank, N.A.                         --

10/5/99                                                                       4

                             STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Philippines           Standard Chartered Bank                --

Poland                Citibank (Poland) S.A.                 --

Portugal              Banco Comercial Portugues              --

Qatar                 HSBC Bank Middle East                  --

Romania               ING Bank N.V.                          --

Russia                Credit Suisse First Boston AO, Moscow  --
                      (as delegate of Credit Suisse
                      First Boston, Zurich)

Singapore             The Development Bank                   --
                      of Singapore Limited

Slovak Republic       Ceskoslovenska Obchodni Banka, A.S.    --

Slovenia              Bank Austria Creditanstalt d.d.        --
                      Ljubljana

South Africa          Standard Bank of South Africa Limited  --

Spain                 Banco Santander Central Hispano, S.A.  --

Sri Lanka             The Hong Kong and Shanghai             --
                      Banking Corporation Limited

Swaziland             Standard Bank Swaziland Limited        --

Sweden                Skandinaviska Enskilda Banken          --

Switzerland           UBS AG                                 --

10/5/99                                                                       5

                             STATE STREET SCHEDULE A
                             GLOBAL CUSTODY NETWORK
                  SUBCUSTODIANS AND NON-MANDATORY DEPOSITORIES

Country               Subcustodian                    Non-Mandatory Depositories

Taiwan - RO.C.        Central Trust of China                 --

Thailand              Standard Chartered Bank                --

Trinidad & Tobago     Republic Bank Limited                  --

Tunisia               Banque Internationale Arabe de Tunisie --

Turkey                Citibank, N.A.                         --

Ukraine               ING Bank Ukraine                       --

United Kingdom        State Street Bank and Trust Company,   --
                      London Branch

Uruguay               BankBoston N.A.                        --

Venezuela             Citibank, N.A.                         --

Vietnam               The Hong Kong and Shanghai             --
                      Banking Corporation Limited

Zambia                Barclays Bank of Zambia Limited        --

Zimbabwe              Barclays Bank of Zimbabwe Limited      --

Euroclear (The Euroclear System)/State Street London Limited

Cedelbank S.A. (Cedel Bank, societe anonyme)/State Street London Limited

INTERSETTLE (for EASDAQ Securities)

10/5/99                                                                       6

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Argentina             Caja de Valores S.A.

Australia             Austraclear Limited

                      Reserve Bank Information and Transfer System

Austria               Oesterreichische Kontrollbank AG
                      (Wertpapiersammelbank Division)

Belgium Caisse Interprofessionnelle de Depots et de Virements de Titres S.A.

                      Banque Nationale de Belgique

Brazil                Companhia Brasileira de Liquidacao e
                      Custodia
Bulgaria              Central Depository AD
                      Bulgarian National Bank

Canada                Canadian Depository
                      for Securities Limited

Chile                 Deposito Central de Valores S.A

People's Republic     Shanghai Securities Central Clearing &
of China              Registration Corporation

                      Shenzhen Securities Clearing Co., Ltd.

Colombia              Deposito Centralizado de Valores

Costa Rica            Central de Valores S.A.

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       1

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Croatia               Ministry of Finance

                      National Bank of Croatia

                      Sredisnja Depozitarna Agencija

Czech Republic        Stredisko cennych papiru

                      Czech National Bank

Denmark               Vaerdipapircentralen (Danish Securities Center)

Egypt                 Misr Company for Clearing, Settlement,
                      and Depository

Estonia               Eesti Vaartpaberite Keskdepositoorium

Finland               Finnish Central Securities Depository

France                Societe Interprofessionnelle pour la
                      Compensation des Valeurs Mobilieres

Germany               Deutsche Borse Clearing AG

Greece                Central Securities Depository
                      (Apothetirion Titlon AE)

Hong Kong             Central Clearing and Settlement System

                      Central Moneymarkets Unit

Hungary               Kozponti Elszamolohaz es Ertektar
                      (Budapest) Rt. (KELER)
                      [Mandatory for Govt Bonds and dematerialized equities only; SSB does not use for other securities]

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES


Country               Mandatory Depositories

India                 The National Securities Depository Limited

                      Reserve Bank of India

Indonesia             Bank Indonesia

                      PT Kustodian Sentral Efek Indonesia

Ireland               Central Bank of Ireland
                      Securities Settlement Office

Israel                Tel Aviv Stock Exchange Clearing
                      House Ltd. (TASE Clearinghouse)

                      Bank of Israel
                      (As part of the TASE Clearinghouse system)

Italy                 Monte Titoli S.p.A.

                      Banca d'Italia

Ivory Coast           Depositaire Central - Banque de Reglement

Jamaica               Jamaica Central Securities Depository

Japan                 Bank of Japan Net System

Kenya                 Central Bank of Kenya

Republic of Korea     Korea Securities Depository Corporation

Latvia                Latvian Central Depository

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       3

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Lebanon               Custodian and Clearing Center of
                      Financial Instruments for Lebanon
                      and the Middle East (MIDCLEAR) S.A.L.

                      The Central Bank of Lebanon

Lithuania             Central Securities Depository of Lithuania

Malaysia              Malaysian Central Depository Sdn. Bhd.

                      Bank Negara Malaysia,
                      Scripless Securities Trading and Safekeeping
                      System

Mauritius             Central Depository & Settlement
                      Co. Ltd.

Mexico                S.D. INDEVAL
                      (Instituto para el Deposito de
                      Valores)

Morocco               Maroclear

The Netherlands       Nederlands Centraal Instituut voor Giraal
                      Effectenverkeer B.V. (NECIGEF)

New Zealand           New Zealand Central Securities
                      Depository Limited

Norway                Verdipapirsentralen (the Norwegian Central
                      Registry of Securities)

Oman                  Muscat Securities Market Depository & Securities
                      Registration Company

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       4

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Pakistan              Central Depository Company of Pakistan Limited

                      State Bank of Pakistan

Palestine             The Palestine Stock Exchange

Peru                  Caja de Valores y Liquidaciones
                      CAVALI ICLV S.A.

Philippines           Philippines Central Depository, Inc.

                      Registry of Scripless Securities
                      (ROSS) of the Bureau of Treasury

Poland                National Depository of Securities
                      (Krajowy Depozyt Papierow Wartosciowych SA)

                      Central Treasury Bills Registrar

Portugal              Central de Valores Mobiliarios

Qatar                 Doha Securities Market

Romania               National Securities Clearing, Settlement and
                      Depository Company

                      Bucharest Stock Exchange Registry Division

                      National Bank of Romania

Singapore             Central Depository (Pte) Limited

                      Monetary Authority of Singapore

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       5

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Slovak                Republic  Stredisko
                      cennych papierov SR
                      Bratislava, a.s.

                      National Bank of Slovakia

Slovenia              Klirinsko Depotna Druzba dal.

South Africa          The Central Depository Limited

                      Strate Ltd.

Spain                 Servicio de Compensacion y
                      Liquidacion de Valores, S.A.

                      Banco de Espana,
                      Central de Anotaciones en Cuenta

Sri Lanka             Central Depository System
                      (Pvt) Limited

Sweden                Vardepapperscentralen VPC AB
                      (the Swedish Central Securities Depository)

Switzerland           SIS - SegaIntersettle

Taiwan - R.O.C.       Taiwan Securities Central
                      Depository Co., Ltd.

Thailand              Thailand Securities Depository
                      Company Limited

Tunisia Societe Tunisienne Interprofessionelle pour la Compensation et de Depots de
                      Valeurs Mobilieres

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       6

                             STATE STREET SCHEDULE B
                             GLOBAL CUSTODY NETWORK
                             MANDATORY* DEPOSITORIES

Country               Mandatory Depositories

Turkey                Takas ve Saklama Bankasi A.S.
                      (TAKASBANK)

                      Central Bank of Turkey

Ukraine               National Bank of Ukraine

United Kingdom        The Bank of England,
                      The Central Gilts Office and
                      The Central Moneymarkets Office

Venezuela             Central Bank of Venezuela

Zambia                LuSE Central Shares Depository Limited

                      Bank of Zambia

* Mandatory depositories include entities for which use is mandatory as a matter of law or effectively mandatory as a matter of market practice.

10/5/99                                                                       7

                                   SCHEDULE C

                               MARKET INFORMATION

Publication/Type
of Information      Brief Description
(Frequency)


The Guide to        An overview of  safekeeping  and  settlement  practices  and
Custody in World    procedures  in each  market in which  State  Street Bank and
Markets             Trust Company offers custodial services.
(annually)

Global Custody Information relating to the operating history and structure Network Review of depositories and subcustodians located in the markets in
(annually)          which State Street Bank and Trust Company  offers  custodial services, including transnational depositories.

Global Legal Survey With  respect to each market in which State  Street Bank and
(annually)          Trust Company offers custodial  services,  opinions relating to whether local law restricts (i) access of a fund's independent public accountants to books and records of a Foreign Sub Custodian or Foreign Securities System, (ii) the
                    Fund's ability to recover in the event of bankruptcy or insolvency of a Foreign Sub-Custodian or Foreign Securities
                    System, (iii) the Fund's ability to recover in the event of a loss by a Foreign Sub-Custodian or Foreign Securities
                    System, and (iv) the ability of a foreign investor to convert cash and cash equivalents to U.S. dollars.

Subcustodian        Copies of the  subcustodian  contracts State Street Bank and
Agreements          Trust Company has entered into with each subcustodian in the
(annually)          markets in which State Street Bank and Trust Company  offers subcustody services to its US mutual fund clients.

Network Bulletins   Developments  of  interest  to  investors  in the markets in
(weekly):           which State Street Bank and Trust Company  offers  custodial services.

Foreign Custody     With respect to markets in which State Street Bank and Trust
Advisories:         Company  offers  custodial  services  which exhibit  special
(as necessary):     custody risks,  developments which may impact State Street's ability to deliver expected levels of Service.